UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

November 30, 2008

1.810720.104

SMM-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 89.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series BBT 08 31, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	$ 3,940	$ 3,940
Series Floaters 2212, 0.8% (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	5,965	5,965
Series ROC II R 11310, 1.08% (Liquidity Facility Citibank NA) (c)(e)	7,090	7,090
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 2%, tender 2/1/09 (c)	2,600	2,600
		19,595
Alaska - 1.9%
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	7,400	7,403
North Slope Borough Gen. Oblig. Bonds Series 2008 A, 4% 6/30/09	5,010	5,067
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2003 A, 0.95%, VRDN (c)	12,355	12,355
Series 2003 B, 0.95%, VRDN (c)	3,000	3,000
(ConocoPhillips Proj.):
Series 1994 A, 0.9%, VRDN (c)	21,000	21,000
Series 1994 B, 0.85%, VRDN (c)	4,100	4,100
(ExxonMobil Proj.) Series 2001, 0.53% (Exxon Mobil Corp. Guaranteed), VRDN (c)	5,610	5,610
		58,535
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.7%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	2,000	2,000
Series 2008 E, 1%, LOC Landesbank Baden-Wuert, VRDN (c)	5,700	5,700
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.9%, LOC Bank of America NA, VRDN (c)	4,150	4,150
Maricopa County Cmnty. College District Bonds (Proj. of 2004) Series 2005 A, 4% 7/1/09	5,000	5,060
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 A, 2% 12/1/08, LOC Dexia Cr. Local de France, CP	2,200	2,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series C, 6.5% 1/1/09	2,200	2,209
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series BBT 08 09, 0.93% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	$ 7,000	$ 7,000
Series ROC II R 1002, 1.06% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,990	2,990
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.95%, LOC Bank of America NA, VRDN (c)	3,500	3,500
		34,809
California - 0.6%
California Gen. Oblig. Series 2004 B2, 0.6%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,000	1,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 0.57%, LOC Bank of America NA, VRDN (c)	1,200	1,200
California Statewide Communities Dev. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 F, 0.57%, LOC Bank of America NA, VRDN (c)	1,300	1,300
(SWEEP Ln. Prog.) Series 2007 B, 0.56%, LOC Citibank NA, VRDN (c)	14,250	14,250
Los Angeles Unified School District Participating VRDN Series BA 08 1069, 1.43% (Liquidity Facility Bank of America NA) (c)(e)	910	910
Orange County Apt. Dev. Rev. (Larkspur Canyon Apts. Proj.) Series 1997 A, 0.65%, LOC Fannie Mae, VRDN (c)	200	200
		18,860
Colorado - 1.3%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.4%, LOC JPMorgan Chase Bank, VRDN (c)	1,150	1,150
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 B, 0.7%, LOC Allied Irish Banks PLC, VRDN (c)	5,775	5,775
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series Putters 2999, 1.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,245	6,245
(Catholic Health Initiatives Proj.):
Series 2000, 0.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,200	2,200
Series B3, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	2,600	2,600
Series B6, 0.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 1.42% (Liquidity Facility Citibank NA) (c)(e)	$ 3,700	$ 3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.85%, VRDN (c)	5,450	5,450
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 0.82% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	8,550	8,550
		38,670
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.4% tender 12/4/08, CP mode	2,500	2,500
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 1.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	4,300	4,300
(Yale Univ. Proj.) Series T2, 0.4%, VRDN (c)	5,700	5,700
		12,500
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2008 A, 0.95%, LOC Allied Irish Banks PLC, VRDN (c)	4,285	4,285
TRAN 2.5% 9/30/09 (b)	5,600	5,665
District of Columbia Rev.:
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 1.75% tender 12/9/08, LOC JPMorgan Chase Bank, CP mode	1,500	1,500
(Nat'l. Academy of Sciences Proj.) 0.8% tender 1/14/09, LOC Bank of America NA, CP mode	13,200	13,200
(Ctr. For Strategic & Int'l. Studies Proj.) 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,730	6,730
(The AARP Foundation Proj.) Series 2004, 0.95%, LOC Bank of America NA, VRDN (c)	1,100	1,100
(The Phillips Collection Issue Proj.) Series 2003, 0.95%, LOC Bank of America NA, VRDN (c)	5,800	5,800
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.95%, LOC Bank of America NA, VRDN (c)	7,400	7,400
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series B, 1.2% 12/11/08, LOC WestLB AG, CP	6,000	6,000
		51,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A:
1.82% tender 12/3/08, LOC Bank of America NA, CP mode	$ 3,100	$ 3,100
2.85% tender 12/2/08, LOC Bank of America NA, CP mode	3,100	3,100
Series 2008 B, 1.35% tender 1/7/09, LOC Bank of America NA, CP mode	10,000	10,000
Broward County School District TAN 3.5% 9/30/09	10,500	10,647
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (c)	3,300	3,300
Florida Board of Ed.:
Bonds Series B, 5% 1/1/09	4,000	4,010
Participating VRDN Series ROC II R 6087, 1.06% (Liquidity Facility Citigroup, Inc.) (c)(e)	5	5
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 6037, 1.06% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,615	2,615
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.04% (Liquidity Facility Wells Fargo & Co.) (c)(e)	3,140	3,140
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	6,000	6,095
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2003 C, 1%, VRDN (c)	5,000	5,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.65% 4/23/09, LOC State Street Bank & Trust Co., Boston, CP	8,766	8,766
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	5,685	5,685
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 1.72% tender 12/11/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 1%, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2003 C, 1.1%, LOC Bank of America NA, VRDN (c)	1,000	1,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)	2,000	2,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992:
1.1% tender 12/5/08, CP mode	2,000	2,000
1.2% tender 2/6/09, CP mode	2,000	2,000
Lakeland Elec. & Wtr. Rev. Bonds Series 1996 B, 6.55% 10/1/09	4,000	4,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School District:
Participating VRDN Series 08 1119X, 0.93% (Liquidity Facility Bank of America NA) (c)(e)	$ 6,000	$ 6,000
RAN 2.5% 1/30/09	15,700	15,715
TAN 3% 4/15/09	24,800	24,917
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	4,400	4,400
Orange County School Board Ctfs. of Prtn. Participating VRDN Series DBE 553, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	1,500	1,500
Orlando Utils. Commission Util. Sys. Rev. Bonds 5.25% 7/1/09	3,050	3,112
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	17,305	17,305
(Hanley Ctr. Proj.) Series 2006, 0.95%, LOC Bank of America NA, VRDN (c)	11,600	11,600
(Morse Oblig. Group Proj.) Series 2003, 0.9%, LOC Commerce Bank NA, VRDN (c)	6,455	6,455
Palm Beach County School District TAN 3.75% 9/23/09	23,300	23,607
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.95%, LOC Bank of America NA, VRDN (c)	5,100	5,100
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	12,465	12,465
Sunshine State Govt. Fing. Commission Rev.:
Series H:
1.6% 12/11/08, CP	5,000	5,000
1.7% 12/11/08, CP	18,290	18,290
Series L:
1.65% 12/11/08, LOC Dexia Cr. Local de France, CP	11,000	11,000
1.75% 12/10/08, LOC Dexia Cr. Local de France, CP	5,800	5,800
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2007, 1%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,350	5,350
		271,049
Georgia - 1.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 2.1%, tender 7/14/09 (c)	14,000	14,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.95%, LOC Freddie Mac, VRDN (c)	4,975	4,975
Fulton County Gen. Oblig. TAN 2.5% 12/31/08	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	$ 4,500	$ 4,500
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.85%, LOC Bank of Scotland PLC, VRDN (b)(c)	2,140	2,140
Fulton County School District TAN 3% 12/31/08	6,900	6,904
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	3,890	3,890
Series 2008 G, 1.2%, LOC Bayerische Landesbank, VRDN (c)	7,715	7,715
Muni. Elec. Auth. of Georgia Series 1985 B, 1.65%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,200	5,200
		56,924
Idaho - 2.4%
Idaho Gen. Oblig. TAN 3% 6/30/09	73,000	73,541
Illinois - 5.8%
Chicago Gen. Oblig. Participating VRDN Series BBT 08 43, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	5,860	5,860
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	4,800	4,800
Series ROC II R 11283, 1.06% (Liquidity Facility Citibank NA) (c)(e)	4,000	4,000
Series ROC II R 11692, 1.06% (Liquidity Facility Citibank NA) (c)(e)	4,300	4,300
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.85%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
Cook County Gen. Oblig. Participating VRDN Series Putters 1269, 1.48% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,005	2,005
DuPage County Rev. (Morton Arboretum Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	10,500	10,500
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.8%, LOC JPMorgan Chase Bank, LOC Harris NA, VRDN (c)	8,600	8,600
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.) Series 2008 A1, 1.9%, tender 1/15/09 (c)	5,685	5,685
Participating VRDN:
Series BBT 08 33, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	10,290	10,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 6015, 1.06% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 2,560	$ 2,560
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.7%, LOC JPMorgan Chase Bank, VRDN (c)	3,700	3,700
(Chicago Symphony Orchestra Proj.) Series 2008, 0.6%, LOC RBS Citizens NA, VRDN (c)	8,000	8,000
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.6%, LOC JPMorgan Chase Bank, VRDN (c)	21,500	21,500
(Clare Oaks Proj.) Series C, 0.9%, LOC Banco Santander SA, VRDN (c)	11,300	11,300
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Northwestern Univ. Proj.) Series 2008 C, 0.4%, VRDN (c)	6,000	6,000
(Saint Xavier Univ. Proj.) Series 2008, 0.95%, LOC Bank of America NA, VRDN (c)	5,000	5,000
(Swedish Covenant Hosp. Proj.) Series 2008 B, 1%, LOC Allied Irish Banks PLC, VRDN (c)	9,500	9,500
Illinois Gen. Oblig.:
Bonds:
(Illinois FIRST Proj.):
Series 2000, 5.5% 12/1/09	3,270	3,409
Series 2002, 5.25% 4/1/09	1,355	1,373
Series 2006, 5% 1/1/09	5,000	5,013
Series A, 5% 10/1/09	2,165	2,216
Participating VRDN Series Putters 660, 1.48% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,495	1,495
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	3,300	3,300
Series 1995, 1.5% tender 3/26/09, CP mode	1,700	1,700
1.5% tender 4/9/09, CP mode	1,300	1,300
(Northwestern Memorial Hosp. Proj.) 0.88% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,000	3,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.88% (Liquidity Facility Wells Fargo & Co.) (c)(e)	9,500	9,500
Illinois Sales Tax Rev. Participating VRDN:
Series MACN 06 C, 0.93% (Liquidity Facility Bank of America NA) (c)(e)	1,750	1,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Participating VRDN: - continued
Series ROC II R 4542, 1.06% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 3,895	$ 3,895
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.95%, LOC Fannie Mae, VRDN (c)	7,180	7,180
		176,231
Indiana - 2.5%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.95% (BP PLC Guaranteed), VRDN (c)	5,750	5,750
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	10,900	10,900
Series 2008 F, 0.6%, LOC Bank of New York, New York, VRDN (c)	5,000	5,000
Series 2008 G, 0.6%, LOC Bank of New York, New York, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 D, 0.78%, LOC Northern Trust Co., Chicago, VRDN (c)	7,500	7,500
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 1%, LOC Harris NA, VRDN (c)	21,000	21,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.78%, LOC Branch Banking & Trust Co., VRDN (c)	8,980	8,980
Indiana Univ. Student Fee Revs. Participating VRDN Series 2494, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,115	1,115
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.95%, LOC Bank of America NA, VRDN (c)	5,540	5,540
		74,985
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 1.2%, VRDN (c)	15,000	15,000
Kansas - 0.4%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.) Series 1985 C1, 1.75% tender 12/11/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dept. of Trans. Hwy. Rev. Series 2000 C1, 0.6% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (c)	$ 2,000	$ 2,000
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series III, 2.34% 4/1/09	7,285	7,285
		12,285
Kentucky - 0.3%
Kentucky Asset/Liability Commission Road Fund Bonds First Series A, 2% tender 12/1/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	5,800	5,800
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.7% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	400	400
Series 1984 B2, 1.7% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	1,600	1,600
		7,800
Louisiana - 0.9%
Jefferson Sales Tax District Spl. Sales Tax Rev. Participating VRDN Series DBE 577, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	5	5
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 A, 1.03%, LOC JPMorgan Chase Bank, VRDN (c)	8,600	8,600
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.83% tender 12/11/08, CP mode	8,200	8,200
(Dow Chemical Co. Proj.) Series 1994 B, 1.3%, VRDN (c)	10,300	10,300
		27,105
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 1.45%, LOC KBC Bank NV, VRDN (c)	1,700	1,700
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.8% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,055	7,055
		8,755
Maryland - 2.8%
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.75% tender 12/4/08, CP mode	15,500	15,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.9%, LOC BNP Paribas SA, VRDN (c)	$ 6,100	$ 6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.95%, LOC Bank of America NA, VRDN (c)	1,065	1,065
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 1%, LOC Branch Banking & Trust Co., VRDN (c)	4,005	4,005
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.9%, LOC Bank of America NA, VRDN (c)	19,900	19,900
(Howard County Gen. Hosp. Proj.) Series 2008, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	9,250	9,250
(Univ. of Maryland Med. Sys. Proj.) Series 2008 B, 0.95%, LOC Bank of America NA, VRDN (c)	18,250	18,250
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.95%, LOC Bank of America NA, VRDN (c)	2,330	2,330
Montgomery County Gen. Oblig. Series 2002, 1.73% 2/5/09, CP	7,000	7,000
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series A, 5% 4/1/09	1,625	1,643
		85,043
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Rev. (Harvard Univ. Proj.) Series 2006 B1, 0.6%, VRDN (c)	4,100	4,100
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series F, 0.4%, VRDN (c)	5,200	5,200
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.8%, LOC Bank of America NA, VRDN (c)	2,640	2,640
(Harvard Univ. Proj.) Series BB 0.4%, VRDN (c)	2,300	2,300
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 2.45% tender 12/5/08, CP mode	1,000	1,000
		15,240
Michigan - 2.7%
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 1.16% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	6,500	6,500
Holt Pub. Schools 0.8% (Michigan Gen. Oblig. Guaranteed), VRDN (c)	12,320	12,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 0.77%, LOC RBS Citizens NA, VRDN (c)	$ 10,000	$ 10,000
Series 2008 C, 0.9%, LOC Bank of New York, New York, VRDN (c)	3,400	3,400
Michigan Bldg. Auth. Rev. Series 5, 0.85% 2/12/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	5,990	5,990
Michigan Gen. Oblig. RAN Series 2009 A, 3% 9/30/09	13,900	14,008
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11676, 1.07% (Liquidity Facility Citibank NA) (c)(e)	3,930	3,930
(Ascension Health Sr. Cr. Group Proj.) Series 2008 B3, 0.4%, VRDN (c)	11,000	11,000
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 2008 B3, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Michigan Muni. Bond Auth. Rev. Participating VRDN Series ROC II R 8510, 1.06% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,795	6,795
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 1.08%, LOC KBC Bank NV, VRDN (c)	4,400	4,400
		80,343
Minnesota - 0.8%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 D, 0.9%, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Series 2008 E, 0.65%, LOC Wells Fargo Bank NA, VRDN (c)	1,500	1,500
Rochester Health Care Facilities Rev. Series 2008 C, 1.65% 2/4/09, CP	10,000	10,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 C, 1% (Assured Guaranty Corp. Insured), VRDN (c)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota:
Series 1999 A, 0.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 5,795	$ 5,795
Series 2001 C, 0.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	100	100
		24,895
Mississippi - 0.6%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.9%, VRDN (c)	3,430	3,430
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 A, 0.9% (Chevron Corp. Guaranteed), VRDN (c)	1,600	1,600
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 1.03%, tender 12/5/08 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,185	6,185
Mississippi Gen. Oblig. 0.65% (Liquidity Facility Bank of America NA), VRDN (c)	3,000	3,000
		19,415
Missouri - 3.9%
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.83%, LOC Bank of America NA, VRDN (c)	21,315	21,315
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 1.05%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,200	2,200
(Saint Louis Univ. Proj.) Series 1999 B, 1.23% (Liquidity Facility Bank of America NA), VRDN (c)	36,285	36,285
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(BJC Health Sys. Proj.) Series 2008 D, 0.4%, VRDN (c)	9,200	9,200
(SSM Health Care Sys. Proj.):
Series 2005 A1, 0.81%, LOC Bank of America NA, VRDN (c)	15,500	15,500
Series 2005 C2, 0.81%, LOC Bank of America NA, VRDN (c)	6,400	6,400
Missouri Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (c)	3,800	3,800
(Washington Univ. Proj.) Series A, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series MT 496, 1.06% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	$ 16,800	$ 16,800
Series 2005 B, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,185	4,185
		118,685
Nebraska - 0.0%
Omaha Gen. Oblig. Participating VRDN Series ROC II R 10085, 0.5% (Liquidity Facility Citibank NA) (c)(e)	35	35
Nevada - 0.3%
Clark County Fuel Tax Series 2008 A, 1.7% 12/11/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,000	5,000
		8,000
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.95%, LOC Bank of America NA, VRDN (c)	1,905	1,905
New Jersey - 0.8%
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	25,000	25,191
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.7%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,600	2,600
New York - 5.6%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) 0.55%, LOC Wells Fargo Bank NA, VRDN (c)	4,810	4,810
New York City Gen. Oblig.:
Series 1995 B8, 0.73%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	6,270	6,270
Series 2008 J8, 0.8%, LOC Landesbank Baden-Wuert, VRDN (c)	10,000	10,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.75%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2540, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,455	1,455
Series 2008 BB2, 0.55% (Liquidity Facility Bank of America NA), VRDN (c)	1,490	1,490
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 6, 1.75% 1/22/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	$ 7,700	$ 7,700
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.75% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	136,765	136,768
		169,493
North Carolina - 4.0%
Charlotte Gen. Oblig. Series 2007, 0.95% (Liquidity Facility KBC Bank NV), VRDN (c)	30,280	30,280
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series C, 0.9% (Liquidity Facility Bank of America NA), VRDN (c)	1,400	1,400
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.95% (Liquidity Facility Bank of America NA), VRDN (c)	2,170	2,170
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.95%, LOC Bank of America NA, VRDN (c)	4,000	4,000
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	5,845	5,845
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 1991 B, 0.55%, VRDN (c)	2,500	2,500
(Queens College Proj.) Series 1999 B, 0.93%, LOC Bank of America NA, VRDN (c)	1,800	1,800
North Carolina Gen. Oblig. Series 2002 E, 0.95% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	9,050	9,050
North Carolina Med. Care Commission Health Care Facilities Rev. (Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.95%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.7%, LOC Bank of America NA, VRDN (c)	9,175	9,175
Series 2003 B, 0.7%, LOC Bank of America NA, VRDN (c)	10,900	10,900
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 1.05% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	9,900	9,900
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 1.03%, tender 12/5/08 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	2,500	2,500
Wake County Gen. Oblig.:
BAN 3.5% 10/15/09	13,200	13,404
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig.: - continued
Series 2003 B:
0.95% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	$ 5,450	$ 5,450
0.95% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)	1,000	1,000
Series 2007 B, 0.85% (Liquidity Facility Bank of America NA), VRDN (c)	5,400	5,400
		119,774
Ohio - 2.6%
Columbus Gen. Oblig.:
Participating VRDN Series Putters 2365, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,360	4,360
(San. Swr. Proj.) Series 2006 1, 0.4%, VRDN (c)	5,200	5,200
Delaware Gen. Oblig. BAN 2.5% 5/5/09	5,345	5,362
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 1.13%, LOC JPMorgan Chase Bank, VRDN (c)	7,730	7,730
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	28,750	28,750
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	1,500	1,506
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 1.1%, VRDN (c)	2,000	2,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.4%, VRDN (c)	1,430	1,430
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B, 2.2% 3/5/09, CP	13,650	13,650
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B3, 0.75%, VRDN (c)	5,600	5,600
(Ohio Northern Univ. Proj.) Series 2008 A, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)	2,820	2,820
		78,408
Oregon - 0.8%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series F, 1.3% tender 2/3/09, CP mode	10,000	10,000
Metro Oregon Natural Areas Gen. Oblig. Bonds Series 2007, 5% 6/1/09	3,000	3,042
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 C, 0.81%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
		23,042
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 2.2%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 1998, 0.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 2,000	$ 2,000
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 0.75%, VRDN (c)	11,800	11,800
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.9%, LOC Banco Santander SA, VRDN (c)	2,600	2,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 1.1%, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,400	1,400
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 1.43%, LOC Citizens Bank of Pennsylvania, VRDN (c)	300	300
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,700	3,700
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.05%, LOC Bank of New York, New York, VRDN (c)	4,400	4,400
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 1.7% tender 12/11/08, LOC BNP Paribas SA, CP mode	13,100	13,100
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Mercyhurst College Proj.) Series 12, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	1,045	1,045
(St. Joseph's Univ. Proj.) Series 2008 B, 0.95%, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,800	2,800
(Thomas Jefferson Univ. Proj.):
Series 2008 A, 0.75%, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Series 2008 B, 0.75%, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.75%, LOC Bank of America NA, VRDN (c)	5,250	5,250
Philadelphia School District:
Series 2008 A1, 0.88%, LOC Bank of America NA, VRDN (c)	6,500	6,500
Series 2008 A3, 0.95%, LOC Bank of America NA, VRDN (c)	3,100	3,100
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 1.25%, VRDN (c)	1,200	1,200
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	1,115	1,115
		66,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 1.0%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.4%, LOC RBS Citizens NA, VRDN (c)	$ 13,425	$ 13,425
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)	5,410	5,410
Series 2008 B, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)	7,955	7,955
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 0.8%, LOC Bank of America NA, VRDN (c)	4,275	4,275
		31,065
South Carolina - 2.5%
Greenville County School District Bonds Series A, 2.5% 6/1/09	24,020	24,117
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.35%, VRDN (c)	3,700	3,700
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	7,310	7,310
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Piedmont Foundation Proj.) 1%, LOC Bank of America NA, VRDN (c)	3,700	3,700
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 A, 5.5% 1/1/09	5,715	5,736
Participating VRDN Series ROC II R 11426, 1.38% (Liquidity Facility Citibank NA) (c)(e)	3,900	3,900
1.55% 12/10/08, CP	9,900	9,900
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.95%, LOC Bank of America NA, VRDN (c)	2,000	2,000
Spartanburg County School District #1 Bonds Series Solar 06 152, 0.8%, tender 12/5/08 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	10,605	10,605
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.7% tender 2/2/09, CP mode	5,000	5,000
		75,968
Tennessee - 1.1%
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.) Series 2008, 0.9%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Series 1994, 0.95%, LOC Bank of America NA, VRDN (c)	8,735	8,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 1%, LOC Landesbank Baden-Wuert, VRDN (c)	$ 4,300	$ 4,300
Memphis Gen. Oblig. 1.4% 12/8/08 (Liquidity Facility WestLB AG), CP	3,000	3,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.95%, LOC Bank of America NA, VRDN (c)	9,210	9,210
Series 2004, 0.9%, LOC Bank of America NA, VRDN (c)	1,040	1,040
Series 2006, 0.9%, LOC Bank of America NA, VRDN (c)	2,400	2,400
		34,685
Texas - 16.0%
Austin Gen. Oblig. Bonds 5% 9/1/09	4,905	5,028
Austin Independent School District Bonds Series 1998, 5% 8/1/09 (Permanent School Fund of Texas Guaranteed)	2,805	2,858
Bexar County Hosp. District Bonds 3.5% 2/15/09	12,415	12,463
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 1.3%, VRDN (c)	8,400	8,400
Brownsville Util. Sys. Rev. Participating VRDN Series DBE 533, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	1,900	1,900
Comal Independent School District Participating VRDN Series Solar 06 36, 0.8% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	13,260	13,260
Dallas Gen. Oblig. Bonds 5% 2/15/09	1,265	1,273
Dallas Independent School District TAN 3% 2/13/09	4,200	4,209
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1434, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,620	5,620
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1% (Liquidity Facility Societe Generale) (c)(e)	8,600	8,600
Fort Bend Independent School District Participating VRDN Series PZ 124, 1.04% (Liquidity Facility Wells Fargo & Co.) (c)(e)	10,020	10,020
Galena Park Independent School District Participating VRDN Series SG 154, 0.9% (Liquidity Facility Societe Generale) (c)(e)	9,900	9,900
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 1.06% (Liquidity Facility Citibank NA) (c)(e)	4,190	4,190
Harris County Flood Cont. District Bonds Series 2008 C, 3% 10/1/09	2,905	2,943
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Participating VRDN:
Series Putters 1111Z, 1.13% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 3,845	$ 3,845
Series Putters 1172Z, 1.13% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,495	3,495
Series Putters 586, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,260	6,260
TAN Series 2008, 3% 2/26/09	3,700	3,709
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 B, 0.95%, LOC Northern Trust Co., Chicago, VRDN (c)	5,000	5,000
Houston Gen. Oblig. Series E1, 2.3% 12/5/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	3,950	3,950
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,100	3,100
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 1.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,235	1,235
Series 2004 A:
1.75% 12/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,200	5,200
2% 12/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	4,400	4,400
Series 2008 A1, 0.95%, LOC Bank of America NA, VRDN (c)	20,000	20,000
Judson Independent School District Participating VRDN Series MS 06 1859, 0.8% (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,275	6,275
Mansfield Independent School District Participating VRDN Series PT 4627, 1.05% (Liquidity Facility Deutsche Postbank AG) (c)(e)	10,835	10,835
North East Texas Independent School District Participating VRDN Series Putters 2355, 1.06% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.8% (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.1% (Liquidity Facility Societe Generale) (c)(e)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series ROC II R 11496, 1.06% (Liquidity Facility Citibank NA) (c)(e)	$ 4,590	$ 4,590
Series 2003, 1% (Liquidity Facility Bank of America NA), VRDN (c)	8,500	8,500
Series A:
1.1% 2/27/09, CP	14,200	14,200
1.7% 12/4/08, CP	2,000	2,000
1.7% 2/12/09, CP	10,000	10,000
San Antonio Wtr. Sys. Rev. Series 2001 A, 1.25% 2/12/09, CP	3,900	3,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.7%, LOC Compass Bank, VRDN (c)	9,225	9,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.55%, VRDN (c)	1,500	1,500
Texas A&M Univ. Rev. Series 1993 B, 1.1% 4/6/09, CP	2,500	2,500
Texas Gen. Oblig.:
Participating VRDN:
Series Putters 2490, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,850	1,850
Series Putters 2568, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,800	2,800
Series ROC II R 4020, 1.06% (Liquidity Facility Citigroup, Inc.) (c)(e)	1,290	1,290
Series 2006 B, 0.8% (Liquidity Facility California Pub. Employees' Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	4,950	4,950
TRAN Series 2008, 3% 8/28/09	133,300	134,650
Texas Pub. Fin. Auth. Series 2002 A, 1.71% 12/4/08 (Liquidity Facility Texas Gen. Oblig.), CP	8,200	8,200
Texas Pub. Fin. Auth. Rev. Series 2008, 1.55% 12/10/08, CP	4,200	4,200
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series BBT 08 23, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	13,940	13,940
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 1.03% (Liquidity Facility Societe Generale) (c)(e)	10,470	10,470
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A, 1.8% 12/9/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
Series 2008 B:
0.4% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	13,080	13,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2008 B:
0.4% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	$ 10,100	$ 10,100
Series 2008 B1, 0.45%, VRDN (c)	3,000	3,000
Univ. of Texas Permanent Univ. Fund Rev.:
Bonds Series 2002 A, 5% 7/1/09	6,110	6,226
Participating VRDN Series ROC II R 11266, 1.06% (Liquidity Facility Citibank NA) (c)(e)	3,700	3,700
Series 2008 A, 0.4%, VRDN (c)	21,500	21,500
		484,159
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B3:
1% 2/12/09 (Liquidity Facility Bank of Nova Scotia), CP	10,600	10,600
1.1% 2/12/09 (Liquidity Facility Bank of Nova Scotia), CP	4,700	4,700
1.9% 12/4/08 (Liquidity Facility Bank of Nova Scotia), CP	14,000	14,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	5,755	5,755
		35,055
Virginia - 1.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (c)	5,185	5,185
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 0.95% (Assured Guaranty Corp. Insured), VRDN (c)	20,543	20,543
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.7%, VRDN (c)	3,500	3,500
Series 2003 E, 0.45%, VRDN (c)	3,000	3,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
3.2% tender 12/1/08, CP mode	3,700	3,700
3.2% tender 12/1/08, CP mode	2,000	2,000
Series 1985, 5.25% 12/1/08	2,500	2,500
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 1.43% (Liquidity Facility Citibank NA) (c)(e)	4,880	4,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 1.05% (Liquidity Facility Wells Fargo & Co.) (c)(e)	$ 3,860	$ 3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.8% (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	4,720	4,720
		53,888
Washington - 1.7%
Energy Northwest Elec. Rev.:
Participating VRDN Series Putters 248, 1.48% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,535	3,535
(#3 Proj.) Series 2003 E, 0.7%, LOC JPMorgan Chase Bank, VRDN (c)	1,650	1,650
King County Gen. Oblig. BAN 3% 3/1/09	3,200	3,208
King County Swr. Rev. Series A:
1.2% 12/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	1,500	1,500
1.73% 12/4/08 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,300	5,300
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.95%, LOC Bank of America NA, VRDN (c)	1,100	1,100
Port of Seattle Gen. Oblig. Series 2002 A2, 1.7% 2/5/09, LOC Bayerische Landesbank Girozentrale, CP	3,000	3,000
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 B, 0.95%, LOC Bank of America NA, VRDN (c)	1,415	1,415
Seattle Wtr. Sys. Rev.:
Series 1985, 0.6%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	1,900	1,900
Series 2002 A, 0.88%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	1,300	1,300
Washington Gen. Oblig. Participating VRDN:
Series MACN 04 D, 0.93% (Liquidity Facility Bank of America NA) (c)(e)	5,715	5,715
Series ROC II R 11497, 1.06% (Liquidity Facility Citibank NA) (c)(e)	7,265	7,265
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.8%, LOC Bank of America NA, VRDN (c)	2,900	2,900
(PeaceHealth Proj.) Series 2008 D, 0.7%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series A, 2%, LOC HSH Nordbank AG, VRDN (c)	$ 3,775	$ 3,775
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1%, LOC Bank of America NA, VRDN (c)	1,700	1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.82% (Bonneville Pwr. Administration Guaranteed), LOC Bank of America NA, VRDN (c)	1,300	1,300
		50,063
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.95%, LOC Bank of America NA, VRDN (c)	11,115	11,115
Wisconsin - 2.3%
Milwaukee Gen. Oblig.:
Bonds Series 2007 N4, 5% 2/15/09	5,000	5,032
RAN Series 2008 M10, 3% 9/3/09	9,200	9,295
Series C2, 1.7% 12/11/08, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 0.85%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,615	7,615
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,300	7,300
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Alexian Brothers Health Sys. Proj.) 1.2% tender 2/4/09, LOC JPMorgan Chase Bank, CP mode	4,000	4,000
(Wisconsin Lutheran College Proj.) Series 2001, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	19,700	19,700
Wisconsin Trans. Rev.:
Series 1997 A, 1.67% 2/6/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,884	2,884
Series 2006 A, 1.87% 2/5/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		69,326
Wyoming - 0.4%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.95%, LOC Wells Fargo Bank NA, VRDN (c)	2,730	2,730
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1984 C, 0.53%, VRDN (c)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.): - continued
Series 1984 D, 0.53%, VRDN (c)	$ 1,000	$ 1,000
Series 1985, 0.48%, VRDN (c)	4,000	4,000
		10,730
	Shares
Other - 1.6%
Fidelity Tax-Free Cash Central Fund, 0.88% (a)(d)	49,841,000	49,841
TOTAL MUNICIPAL SECURITIES (Cost $2,703,198)		2,703,198
TOTAL INVESTMENT PORTFOLIO - 89.4%		2,703,198
NET OTHER ASSETS - 10.6%		321,691
NET ASSETS - 100%		$ 3,024,889
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,545,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Floaters 2212, 0.8% (Liquidity Facility Wells Fargo & Co.)	12/27/07	$ 5,965
Judson Independent School District Participating VRDN Series MS 06 1859, 0.8% (Liquidity Facility Wells Fargo & Co.)	6/13/07	$ 3,940
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.8% (Liquidity Facility Wells Fargo & Co.)	6/14/07	$ 2,920
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.8% (Liquidity Facility Wells Fargo & Co.)	6/13/07	$ 4,720
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 434
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,703,198	$ -	$ 2,703,198	$ -
Income Tax Information
At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,703,198,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

November 30, 2008

1.810673.104

SPZ-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.5%
	Principal Amount	Value
Alabama - 0.1%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.2%, VRDN (b)(d)	$ 200,000	$ 200,000
Arizona - 89.8%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.77%, LOC Lloyds TSB Bank PLC, VRDN (b)	3,900,000	3,900,000
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,300,000	4,395,492
Arizona Health Facilities Auth. Rev.:
Bonds (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/09	2,000,000	2,004,709
(Banner Health Sys. Proj.):
Series 2008 B, 0.7%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	28,800,000	28,800,000
Series 2008 C, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	8,010,000	8,010,000
Series 2008 E, 1%, LOC Landesbank Baden-Wuert, VRDN (b)	15,300,000	15,300,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.83%, LOC Bank of America NA, VRDN (b)	2,500,000	2,500,000
Series 2008 A, 0.8%, LOC Bank of America NA, VRDN (b)	4,700,000	4,700,000
Series 2008 B, 0.8%, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
Series 2008 C, 0.8%, LOC Bank of America NA, VRDN (b)	9,600,000	9,600,000
Series 2008 D, 0.8%, LOC Bank of America NA, VRDN (b)	18,000,000	18,000,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	2,820,000	2,820,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (b)(d)	6,100,000	6,100,000
Arizona School Facilities Board Rev.:
Bonds Series 2002, 5.375% 7/1/09	4,255,000	4,360,941
Participating VRDN Series Putters 3252, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,100,000	4,100,000
Arizona Sports and Tourism Auth. Rev. (Multipurpose Stadium Facility Proj.) Series 2008, 1%, LOC Allied Irish Banks PLC, VRDN (b)	7,050,000	7,050,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2007, 4.5% 7/1/09	5,000,000	5,097,941
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 1.06% (Liquidity Facility Deutsche Postbank AG) (b)(e)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.2%, LOC Bank of America NA, VRDN (b)(d)	$ 2,420,000	$ 2,420,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.35%, tender 3/2/09 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(d)	3,700,000	3,700,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1%, LOC KBC Bank NV, VRDN (b)(d)	32,590,000	32,590,000
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 1.02%, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.22%, LOC Fannie Mae, VRDN (b)(d)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 1.2%, LOC Fannie Mae, VRDN (b)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (b)(d)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (b)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 1%, LOC Fannie Mae, VRDN (b)(d)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (b)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (b)(d)	10,700,000	10,700,000
(Village at Sun Valley Apts. Proj.) Series 2008, 1.25%, LOC Freddie Mac, VRDN (b)(d)	3,500,000	3,500,000
(Village Square Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (b)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.55% tender 12/18/08, CP mode (d)	3,200,000	3,200,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.9%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,200,000	4,200,000
Mesa Indl. Dev. Auth. Rev. Bonds (Lutheran Health Sys. Proj.) Series A1, 5.25% 1/1/09	1,350,000	1,353,618
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 4% 7/1/09 (d)	5,430,000	5,468,988
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 1.07% (Liquidity Facility Citibank NA) (b)(e)	4,100,000	4,100,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Bonds Series 2004 B, 5% 7/1/09	$ 3,040,000	$ 3,085,241
Series 2007 B, 2.35% 12/1/08, LOC Dexia Cr. Local de France, CP	6,600,000	6,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 1.24% (Liquidity Facility Citibank NA) (b)(e)	4,100,000	4,100,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,075,000	3,075,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Westward Ho Apts. Proj.) Series 2003 A, 1.15%, LOC Bank of America NA, VRDN (b)(d)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	6,100,000	6,100,000
(Laura Dozer Ctr. Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (b)	800,000	800,000
(Phoenix Expansion Proj.) 1.9%, LOC JPMorgan Chase Bank, VRDN (b)(d)	2,170,000	2,170,000
(Plastican Proj.) Series 1997, 1.2%, LOC Bank of America NA, VRDN (b)(d)	2,060,000	2,060,000
(Swift Aviation Svcs., Inc. Proj.) 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(d)	4,735,000	4,735,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Putters 2363, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	2,870,000	2,870,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) 0.85%, LOC Wells Fargo Bank NA, VRDN (b)	1,400,000	1,400,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 1.2%, LOC Fannie Mae, VRDN (b)(d)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (b)	6,100,000	6,100,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 1992 D, 6% 1/1/09	3,000,000	3,011,307
Series A, 5% 1/1/09	2,000,000	2,005,079
Series C, 6.5% 1/1/09	4,000,000	4,015,734
Participating VRDN:
Series BA 08 1095, 0.93% (Liquidity Facility Bank of America NA) (b)(e)	1,000,000	1,000,000
Series BBT 08 09, 0.93% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 14 Class A, 1.07% (Liquidity Facility Citibank NA) (b)(e)	$ 3,400,000	$ 3,400,000
Series Putters 3242, 1.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,300,000	4,300,000
Series B:
1.6% 12/11/08, CP	7,000,000	7,000,000
1.67% 2/6/09, CP	6,000,000	6,000,000
1.75% 1/15/09, CP	3,900,000	3,900,000
Series C:
1.67% 2/6/09, CP	2,000,000	2,000,000
1.71% 12/11/08, CP	3,700,000	3,700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,800,000	3,800,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	7,846,000	7,846,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 1.18%, LOC JPMorgan Chase Bank, VRDN (b)(d)	4,000,000	4,000,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 1.05% (Assured Guaranty Corp. Insured), VRDN (b)	7,800,000	7,800,000
Tempe Transit Excise Tax Rev. 1.02% (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,700,000	16,700,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.98%, LOC Bank of America NA, VRDN (b)(d)	5,000,000	5,000,000
		372,344,725
Georgia - 0.0%
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 1.1%, LOC Fannie Mae, VRDN (b)	200,000	200,000
North Carolina - 0.9%
Charlotte Gen. Oblig. Series 2007, 0.95% (Liquidity Facility KBC Bank NV), VRDN (b)	2,700,000	2,700,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 1992 A, 0.55%, VRDN (b)	1,000,000	1,000,000
		3,700,000
Ohio - 0.2%
Ohio State Univ. Gen. Receipts Series 2001, 0.4%, VRDN (b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.0%
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 200,000	$ 200,000
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 1%, LOC Bank of Nova Scotia, VRDN (b)	2,900,000	2,900,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	1,000,000	1,008,858
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	600,000	605,315
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	500,000	504,429
		5,018,602
	Shares
Other - 2.3%
Fidelity Municipal Cash Central Fund, 1.04% (a)(c)	9,382,000	9,382,000
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $392,045,327)		392,045,327
NET OTHER ASSETS - 5.5%		22,744,570
NET ASSETS - 100%		$ 414,789,897
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 68,975
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 392,045,327	$ -	$ 392,045,327	$ -
Income Tax Information
At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $392,045,327.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

November 30, 2008

1.810714.104

TEM-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	$ 6,200	$ 6,200
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Clipper 08 3, 1.06% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	28,655	28,655
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.22%, LOC Bank of America NA, VRDN (c)(f)	1,920	1,920
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.99% (Liquidity Facility Wells Fargo & Co.) (a)(c)(h)	23,630	23,630
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 2%, tender 2/1/09 (c)	17,600	17,600
Chatom Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2000 C, 2%, tender 12/1/08 (c)	10,000	10,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.4%, VRDN (c)(f)	25,500	25,500
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 1.1% (BP PLC Guaranteed), VRDN (c)(f)	9,300	9,300
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2%, tender 7/15/09 (c)	35,000	35,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 1.2%, VRDN (c)(f)	10,000	10,000
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.25%, LOC Bank of America NA, VRDN (c)(f)	710	710
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.2%, VRDN (c)(f)	18,800	18,800
		187,315
Alaska - 1.3%
Alaska Indl. Dev. & Export Auth.:
Series 2008 A, 1.25%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,930	17,930
Series 2008 B, 0.85%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	42,215	42,215
Anchorage Gen. Oblig.:
Series 2008 A, 1.95% 2/3/09, LOC Dexia Cr. Local de France, CP (f)	20,000	20,000
TAN 2.5% 12/30/08	47,400	47,422
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 1.03% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	24,755	24,755
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
North Slope Borough Gen. Oblig. Bonds Series 2008 B, 4% 6/30/09	$ 22,015	$ 22,266
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series 2003 A, 0.95%, VRDN (c)	23,800	23,800
Series 2003 B, 0.95%, VRDN (c)	129,400	129,400
		327,788
Arizona - 1.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.7%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	6,660	6,660
Series 2008 E, 1%, LOC Landesbank Baden-Wuert, VRDN (c)	21,000	21,000
Series 2008 G, 0.65%, LOC U.S. Bank NA, Minnesota, VRDN (c)	50,000	50,000
Series 2008 H, 0.7%, LOC Northern Trust Co., Chicago, VRDN (c)	37,500	37,500
(Catholic Healthcare West Proj.):
Series 2005 B, 0.83%, LOC Bank of America NA, VRDN (c)	400	400
Series 2008 D, 0.8%, LOC Bank of America NA, VRDN (c)	200	200
Arizona School Facilities Board Rev. Participating VRDN Series Putters 3252, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	11,105	11,105
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 1.06% (Liquidity Facility Deutsche Postbank AG) (c)(h)	16,500	16,500
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.35%, tender 3/2/09 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)(f)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.2%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 1.05%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(San Lucas Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 1%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 1.05%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Miguel Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	$ 14,900	$ 14,900
(Sands Apts. Proj.) Series 2001 A, 1.2%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.55% tender 12/18/08, CP mode (f)	7,435	7,435
(Clayton Homes, Inc. Proj.) Series 1998, 1.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2007 A, 2% 12/1/08, LOC Dexia Cr. Local de France, CP	18,500	18,500
Series 2007 B, 2.35% 12/1/08, LOC Dexia Cr. Local de France, CP	11,900	11,900
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 1.24% (Liquidity Facility Citibank NA) (c)(h)	5,800	5,800
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	2,200	2,200
(Laura Dozer Ctr. Proj.) 1.4%, LOC JPMorgan Chase Bank, VRDN (c)	850	850
(Plastican Proj.) Series 1997, 1.2%, LOC Bank of America NA, VRDN (c)(f)	2,260	2,260
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Putters 2363, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,719	6,719
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.2%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (c)	29,750	29,750
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 1095, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	12,500	12,500
Series BBT 08 09, 0.93% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	17,750	17,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series C, 1.75% 12/9/08, CP	$ 35,000	$ 35,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 1.18%, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
		418,629
Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.22%, LOC Bank of America NA, VRDN (c)(f)	1,600	1,600
Arkansas Dev. Fin. Auth. Econ. Dev. Rev. (Taber Extrusions Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.25%, LOC Fannie Mae, VRDN (c)(f)	7,700	7,700
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 1.14% (Liquidity Facility Citibank NA) (c)(f)(h)	1,745	1,745
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.05%, VRDN (c)(f)	34,400	34,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.9%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	75,200	75,200
		130,645
California - 1.0%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 1.18% (Liquidity Facility Citibank NA) (c)(h)	15,825	15,825
California Hsg. Fin. Agcy. Rev. Participating VRDN:
Series BA 08 1100, 1.08% (Liquidity Facility Bank of America NA) (c)(f)(h)	4,095	4,095
Series BA 08 1101, 1.08% (Liquidity Facility Bank of America NA) (c)(f)(h)	9,965	9,965
California Infrastructure & Econ. Dev. Bank (Nelson Name Plate Co. Proj.) Series 1999, 0.97%, LOC Bank of America NA, VRDN (c)(f)	435	435
California Statewide Communities Dev. Auth. Rev. Series 2008 B, 0.65% 2/2/09, CP	140,000	140,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Wilshire Station Apts. Proj.) 0.8%, LOC Bank of America NA, VRDN (c)(f)	45,700	45,700
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2, 2.6% 12/10/08, LOC Bank of America NA, CP	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Hsg. Auth. Apt. Dev. Rev. (Village Niguel Issue) Series 1985 AA, 0.7%, LOC Bank of America NA, VRDN (c)	$ 505	$ 505
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.75%, LOC Bank of America NA, VRDN (c)	27,000	27,000
Santa Clara Elec. Rev. Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (c)	200	200
		246,025
Colorado - 2.2%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 1.13%, LOC Fannie Mae, VRDN (c)(f)	21,000	21,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.18%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
CollegeInvest Rev. Series 2008 IA, 1.1%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	68,300	68,300
Colorado Dept. of Trans. Rev. Bonds 5.25% 6/15/09	6,325	6,463
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.9%, LOC Bank of America NA, VRDN (c)	23,400	23,400
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 1.53% (Liquidity Facility Bank of America NA) (c)(h)	10,500	10,500
(Catholic Health Initiatives Proj.):
Series B3, 0.93% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,475	4,475
Series B6, 0.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	15,900	15,900
(NCMC, Inc. Proj.) Series 2008 B, 1.1%, LOC Compass Bank, VRDN (c)	16,430	16,430
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0036, 1.42% (Liquidity Facility Citibank NA) (c)(h)	29,700	29,700
Series EGL 07 0037, 1.42% (Liquidity Facility Citibank NA) (c)(h)	16,830	16,830
Series EGL 07 0038, 1.42% (Liquidity Facility Citibank NA) (c)(h)	18,080	18,080
Series EGL 07 0040, 1.42% (Liquidity Facility Citibank NA) (c)(h)	30,610	30,610
1.1% 12/5/08, LOC WestLB AG, CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.:
Participating VRDN:
Series DBE 510, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	$ 8,320	$ 8,320
Series DBE 640, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	34,495	34,495
Series 2007 A:
1.17% 12/1/08, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank, CP (f)	40,000	40,000
1.8% 12/10/08, LOC JPMorgan Chase Bank, LOC Bayerische Landesbank, CP (f)	40,000	40,000
Series 2008 C1, 0.75%, LOC KBC Bank NV, VRDN (c)	18,800	18,800
Series 2008 C2, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	30,000	30,000
Series 2008 C3, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	30,000	30,000
El Paso County Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C44, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	10,595	10,595
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 2.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	595	595
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Timberleaf Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	13,850	13,850
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.18%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		553,853
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)	12,110	12,110
(Wesleyan Univ. Proj.):
Series D, 0.65% (Liquidity Facility Bank of America NA), VRDN (c)	12,000	12,000
Series E, 1.1% (Liquidity Facility Bank of America NA), VRDN (c)	5,000	5,000
Connecticut Hsg. Fin. Auth. Series 2008 E, 1.05% (Liquidity Facility Bank of America NA), VRDN (c)(f)	84,900	84,900
		114,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.8%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 1%, VRDN (c)(f)	$ 85,200	$ 85,200
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 4.4%, VRDN (c)(f)	8,000	8,000
Series 1988, 4.4%, VRDN (c)(f)	13,550	13,550
Series 1993 C, 4.75%, VRDN (c)	4,500	4,500
Series 1994, 4.4%, VRDN (c)(f)	20,700	20,700
Series 1999 A, 1.4%, VRDN (c)	9,830	9,830
Series 1999 B, 1.55%, VRDN (c)(f)	9,900	9,900
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	25,000	25,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series Merlots 07 C103, 1.25% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	6,900	6,900
Series Merlots 07 C66, 1.25% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,820	7,820
Series Putter 1513, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,435	6,435
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	8,500	8,500
		206,335
District Of Columbia - 2.4%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)	38,685	38,685
Series 2008 B, 0.95%, LOC Bank of America NA, VRDN (c)	15,625	15,625
TRAN 2.5% 9/30/09 (b)	46,500	47,038
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 1.2%, LOC Bank of America NA, VRDN (c)(f)	3,060	3,060
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.9%, LOC Bank of America NA, VRDN (c)	36,900	36,900
(Arnold & Porter Proj.) Series 1999, 1.35%, LOC Branch Banking & Trust Co., VRDN (c)(f)	2,750	2,750
(Ctr. For Strategic & Int'l. Studies Proj.) 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,730	6,730
(George Washington Univ. Proj.) Series 1999 B, 0.8%, LOC Bank of America NA, VRDN (c)	9,275	9,275
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.81%, LOC Bank of America NA, VRDN (c)	14,800	14,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The AARP Foundation Proj.) Series 2004, 0.95%, LOC Bank of America NA, VRDN (c)	$ 8,600	$ 8,600
(Washington Drama Society, Inc. Proj.) Series 2008, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.95%, LOC Bank of America NA, VRDN (c)	10,800	10,800
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev. Series 2005 2A:
1.5% 12/5/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (f)	10,000	10,000
2.75% 12/2/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (f)	7,525	7,525
3.5% 12/3/08, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (f)	12,475	12,475
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series BBT 2040, 0.85% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	4,920	4,920
Series BBT 2054, 0.85% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	5,000	5,000
Series DB 505, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,620	7,620
Series DB 677, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,822	7,822
Series DB 679, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	10,000	10,000
Series EGL 06 0151, 1.5% (Liquidity Facility Citibank NA) (c)(f)(h)	9,400	9,400
Series EGL 06 8 Class A, 1.51% (Liquidity Facility Citibank NA) (c)(f)(h)	31,925	31,925
Series EGL 07 0025, 1.3% (Liquidity Facility Citibank NA) (c)(f)(h)	51,380	51,380
Series EGL 07 0026, 1.5% (Liquidity Facility Bayerische Landesbank) (c)(f)(h)	29,590	29,590
Series EGL 07 0122, 1.51% (Liquidity Facility Citibank NA) (c)(f)(h)	56,550	56,550
Series MT 114, 1.03% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	5,990	5,990
Series Putters 1691, 1.26% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	10,985	10,985
Series Putters 2855, 1.78% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,290	7,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 12060, 1.31% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	$ 29,700	$ 29,700
Series ROC II R 54, 1.36% (Liquidity Facility Citibank NA) (c)(f)(h)	2,495	2,495
Series 1A, 1.15% 4/3/09, LOC JPMorgan Chase Bank, CP (f)	30,000	30,000
Series A, 2% 3/25/09, LOC JPMorgan Chase Bank, CP (f)	50,000	50,000
Series B, 1.2% 1/15/09, LOC Bank of America NA, CP (f)	39,000	39,000
		623,930
Florida - 9.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A:
1.82% tender 12/3/08, LOC Bank of America NA, CP mode	19,800	19,800
2.5% tender 1/7/09, LOC Bank of America NA, CP mode	15,000	15,000
2.85% tender 12/2/08, LOC Bank of America NA, CP mode	19,800	19,800
3% tender 12/3/08, LOC Bank of America NA, CP mode	20,000	20,000
Austin Trust Various States Participating VRDN Series BA 08 1143, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	8,100	8,100
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 1.25%, LOC Citibank NA, VRDN (c)(f)	11,305	11,305
Brevard County School District TAN Series 2008, 4% 6/30/09	35,000	35,303
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.):
Series 2004 C, 1%, LOC Bank of America NA, VRDN (c)	200	200
Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (c)	9,800	9,800
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 1.25%, LOC Citibank NA, VRDN (c)(f)	6,900	6,900
(Sanctuary Apts Proj.) Series A, 1.18%, LOC Fannie Mae, VRDN (c)(f)	16,230	16,230
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 1.09%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)(f)	10,345	10,345
Broward County School District TAN 3.5% 9/30/09	87,000	88,217
Cape Coral Gen. Oblig. 2.2% 12/5/08, LOC Bank of America NA, CP	53,924	53,924
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 1.25%, LOC Bank of America NA, VRDN (c)(f)	$ 6,535	$ 6,535
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.2%, LOC Fannie Mae, VRDN (c)(f)	10,105	10,105
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 41, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	33,770	33,770
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 1.2%, LOC Bank of America NA, VRDN (c)(f)	1,645	1,645
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 1.18%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 1.1%, LOC Citibank NA, VRDN (c)(f)	22,000	22,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.35%, VRDN (c)	7,500	7,500
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.15%, VRDN (c)	15,300	15,300
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.18% (Monumental Life Ins. Co. Guaranteed), VRDN (c)(f)	28,475	28,475
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (c)	21,950	21,950
Florida Board of Ed. Pub. Ed. Participating VRDN Series BA 07 191, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	6,225	6,225
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	4,165	4,165
Series BA 08 1068, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	9,585	9,585
Series BA 08 1083, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	18,920	18,920
Series EGL 7050054 Class A, 1.07% (Liquidity Facility Citibank NA) (c)(h)	18,840	18,840
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,550	3,550
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 1.25%, LOC Freddie Mac, VRDN (c)(f)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 1.25%, LOC Fannie Mae, VRDN (c)(f)	5,870	5,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Agcy. Rev.: - continued
(Banyan Bay Apts. Proj.) 1.25%, LOC Fannie Mae, VRDN (c)(f)	$ 8,750	$ 8,750
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	10,532	10,532
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 1.18%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Clascona Groves Apts. Proj.) Series A, 0.98%, LOC Citibank NA, VRDN (c)(f)	9,300	9,300
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.98%, LOC Citibank NA, VRDN (c)(f)	4,700	4,700
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.15%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
(Lynn Lake Apts. Proj.) Series B1, 1.14%, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) 1.18%, LOC Fannie Mae, VRDN (c)(f)	15,500	15,500
(Pinnacle Grove Apts. Proj.) Series 2003 A, 1.18%, LOC Fannie Mae, VRDN (c)(f)	7,950	7,950
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.98%, LOC Citibank NA, VRDN (c)(f)	11,915	11,915
(Riverwalk I Apts. Proj.) Series 2008 E, 1.15%, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 1.15%, LOC Citibank NA, VRDN (c)(f)	7,450	7,450
(Sterling Palms Apts. Proj.) Series F, 1.18%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	6,615	6,615
Series BA 08 1103, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	6,245	6,245
Series BA 08 1191, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	10,225	10,225
Series Merlots 07 C109, 1.25% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,535	5,535
Series Merlots 07 C64, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	10,825	10,825
Series Putters 1336 B, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,005	3,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Participating VRDN:
Series Putters 1340, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	$ 22,370	$ 22,370
Series ROC II R 11688, 1.15% (Liquidity Facility Citibank NA) (c)(f)(h)	3,695	3,695
(Riverside Apts. Proj.) Series 2000 1, 1.1%, LOC Bank of America NA, VRDN (c)(f)	13,160	13,160
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.23%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 1.2%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.18%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	38,450	39,036
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.9%, LOC Bank of America NA, VRDN (c)	20,815	20,815
Gainesville Utils. Sys. Rev. 1.6% 2/2/09, CP	31,000	31,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series A, 1.55% 12/3/08, LOC Bayerische Landesbank, LOC State Street Bank & Trust Co., Boston, CP	53,000	53,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.55%, VRDN (c)	30,100	30,100
Hillsborough County Aviation Auth. Rev.:
Participating VRDN Series DB 645, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	25,015	25,015
Series B:
1% 12/10/08, LOC Landesbank Baden-Wuert, CP (f)	9,500	9,500
1.75% 2/12/09, LOC Landesbank Baden-Wuert, CP (f)	45,500	45,500
1.78% 12/11/08, LOC Landesbank Baden-Wuert, CP (f)	4,500	4,500
Hillsborough County Aviation Auth. Rev. Tampa Int'l. Arpt. Participating VRDN Series MT 417, 1.08% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	9,995	9,995
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.9% 12/4/08, LOC State Street Bank & Trust Co., Boston, CP	26,811	26,811
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 1.1%, LOC Citibank NA, VRDN (c)(f)	7,590	7,590
(Grande Oaks Apts. Proj.) Series A, 1.15%, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 1.2%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Lakewood Shores Apt. Proj.) Series 2000 A, 1.1%, LOC Bank of America NA, VRDN (c)(f)	$ 6,935	$ 6,935
(Meridian Pointe Apts. Proj.) 1.25%, LOC Citibank NA, VRDN (c)(f)	12,985	12,985
(Mobley Park Apts. Proj.) Series A, 1.15%, LOC Freddie Mac, VRDN (c)(f)	8,000	8,000
(Morgan Creek Apts. Proj.) 1.18%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 1.2%, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 1.35%, LOC Bank of America NA, VRDN (c)(f)	500	500
Indian River County School District TAN 2.75% 6/30/09	12,000	12,076
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 1.2%, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 C, 1.1%, LOC Bank of America NA, VRDN (c)	2,150	2,150
Series 2004, 0.9%, LOC Bank of America NA, VRDN (c)	8,100	8,100
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.2%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.1% tender 12/5/08, CP mode	3,000	3,000
(Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.35%, VRDN (c)	16,840	16,840
Jacksonville Port Auth. Rev.:
Participating VRDN Series DB 642, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	28,780	28,780
(Mitsui O.S.K. Lines Ltd. Proj.) 1.25%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,900	74,900
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 18 Issue 2, 5% 10/1/09	5,000	5,123
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 1.2%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 1.25%, LOC Bank of America NA, VRDN (c)(f)	3,070	3,070
Series 2000 B, 1.25%, LOC Bank of America NA, VRDN (c)(f)	3,185	3,185
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.9%, VRDN (c)	$ 13,700	$ 13,700
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.6%, VRDN (c)	48,100	48,100
Miami-Dade County Aviation Rev. Participating VRDN:
Series BA 08 1139X, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	7,500	7,500
Series BA 08 1144, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	17,000	17,000
Series EGL 06 40 Class A, 1.24% (Liquidity Facility Citibank NA) (c)(f)(h)	9,900	9,900
Series EGL 07 0126, 1.24% (Liquidity Facility Citibank NA) (c)(f)(h)	66,365	66,365
Series Putters 2586Z, 2.65% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	21,830	21,830
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 1.05%, LOC Citibank NA, VRDN (c)(f)	17,075	17,075
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Miami-Dade County School District RAN 2.5% 1/30/09	97,400	97,496
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN:
Series BA 08 1160, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	32,570	32,570
Series EGL 06 101 Class A, 1.35% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	11,540	11,540
Orange County Hsg. Fin. Auth. Homeowner Rev. Bonds 1.58%, tender 2/28/09 (c)(f)	26,855	26,855
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 1.05%, LOC Citibank NA, VRDN (c)(f)	13,740	13,740
(Osprey Ridge Apts. Proj.) Series 2000 H, 1.18%, LOC Fannie Mae, VRDN (c)(f)	8,060	8,060
(West Point Villas Apts. Proj.) Series 2000 F, 1.18%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 0.95%, LOC Bank of America NA, VRDN (c)	2,275	2,275
Orange County School District TAN 4% 10/1/09	43,000	43,567
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.85%, LOC Bank of America NA, VRDN (c)	45,140	45,140
Orlando Utils. Commission Util. Sys. Rev. Bonds 5.25% 7/1/09	6,450	6,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.2%, LOC Fannie Mae, VRDN (c)(f)	$ 9,300	$ 9,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.95%, LOC Bank of America NA, VRDN (c)	12,070	12,070
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.2%, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	8,625	8,625
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.95%, LOC Bank of America NA, VRDN (c)	4,575	4,575
Palm Beach County School District 1.35% 1/5/09, LOC Bank of America NA, CP	9,200	9,200
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.25%, LOC Bank of America NA, VRDN (c)(f)	1,575	1,575
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.95%, LOC Bank of America NA, VRDN (c)	31,550	31,550
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series CDC 04 4 Class A, 1.2% (Liquidity Facility CDC Fin. CDC IXIS) (c)(f)(h)	10,165	10,165
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.25%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,100	3,100
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.2%, LOC Fannie Mae, VRDN (c)(f)	8,500	8,500
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	3,360	3,360
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	4,520	4,520
Series Putters 2407, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	31,495	31,495
Sunshine State Govt. Fing. Commission Rev.:
Series H, 1.1% 2/12/09, CP	12,500	12,500
Series L:
1.75% 12/10/08, LOC Dexia Cr. Local de France, CP	36,590	36,590
1.8% 12/10/08, LOC Dexia Cr. Local de France, CP (f)	51,000	51,000
1.82% 12/10/08, LOC Dexia Cr. Local de France, CP (f)	45,645	45,645
1.83% 12/3/08, LOC Dexia Cr. Local de France, CP (f)	69,255	69,255
1.83% 12/11/08, LOC Dexia Cr. Local de France, CP	22,000	22,000
2.05% 12/1/08, LOC Dexia Cr. Local de France, CP	21,886	21,886
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.: - continued
Series L:
2.15% 12/1/08, LOC Dexia Cr. Local de France, CP (f)	$ 18,000	$ 18,000
2.25% 12/1/08, LOC Dexia Cr. Local de France, CP	30,000	30,000
2.4% 12/1/08, LOC Dexia Cr. Local de France, CP (f)	5,000	5,000
Tampa Bay Wtr. Util. Sys. Rev. 1.2%, LOC Bank of America NA, VRDN (c)(f)	59,500	59,500
Tohopekaliga Wtr. Auth. Util. Sys. Rev. Series 2007, 1%, LOC Landesbank Hessen-Thuringen, VRDN (c)	13,800	13,800
Volusia County School District TAN 3% 9/9/09	20,000	20,208
		2,426,339
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.9%, LOC Bank of America NA, VRDN (c)	6,820	6,820
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 1.18%, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 1.25%, LOC Fannie Mae, VRDN (c)(f)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 1.13%, LOC Fannie Mae, VRDN (c)(f)	7,530	7,530
Bartow County Dev. Auth. Poll. Cont. Rev.:
Series 2007-1, 2.75% 2/3/09, CP (f)	35,000	35,000
Series 2007-2, 2.75% 2/6/09, CP (f)	60,000	60,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 1.05%, VRDN (c)	20,000	20,000
Series 1995-2, 3% 1/6/09, CP	25,000	25,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 1.11%, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 1.25%, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,510	14,510
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 1.2%, LOC Freddie Mac, VRDN (c)(f)	9,845	9,845
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 1.2%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 1.15%, VRDN (c)(f)	14,500	14,500
Floyd County Gen. Oblig. Bonds Series 2007, 5% 1/1/09	5,000	5,013
Fulton Co. Gen. Oblig. TAN 2.5% 12/31/08	45,700	45,699
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County School District TAN:
3% 12/31/08	$ 44,000	$ 44,027
4.125% 12/31/08	60,000	60,018
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 D, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	24,000	24,000
Georgia Gen. Oblig.:
Bonds Series B, 5% 5/1/09	13,265	13,455
Participating VRDN:
Series ROC II R 11491, 1.06% (Liquidity Facility Citibank NA) (c)(h)	16,840	16,840
Series WF 08 12C, 0.99% (Liquidity Facility Wells Fargo & Co.) (c)(h)	13,015	13,015
Georgia Road & Thruway Auth. Rev. Bonds Series 2008 A, 5% 6/1/09	10,000	10,151
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.9%, LOC Branch Banking & Trust Co., VRDN (c)	11,690	11,690
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.25%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 1.2%, LOC Fannie Mae, VRDN (c)(f)	12,335	12,335
Gwinnett County School District Gen. Oblig. Participating VRDN Series BBT 08 38, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	8,385	8,385
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 1.2% (Assured Guaranty Corp. Insured), VRDN (c)	60,000	60,000
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.25%, LOC Bank of America NA, VRDN (c)(f)	9,800	9,800
Henry County School District Bonds Series 2007 A, 5% 4/1/09	9,000	9,101
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.23%, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 1.25%, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.2%, LOC Bank of America NA, VRDN (c)(f)	1,300	1,300
Muni. Elec. Auth. of Georgia Series 1985 B, 1.65%, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.6%, LOC Fannie Mae, VRDN (c)(f)	$ 5,995	$ 5,995
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 2.65%, VRDN (c)(f)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	27,971	27,971
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.98%, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Enterprises, Inc. Proj.) Series 1996 A, 1%, LOC Harris NA, VRDN (c)	3,800	3,800
		719,845
Illinois - 3.4%
Aurora Single Family Mtg. Rev. Participating VRDN Series DB 616, 0.92% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	10,740	10,740
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.3%, LOC Bank of America NA, VRDN (c)(f)	2,420	2,420
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 1.18%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 0.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,300	39,300
Chicago Gen. Oblig. Participating VRDN:
Series EGL 07 0059, 1.42% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	48,500	48,500
Series ROC II R 745PB, 0.5% (Liquidity Facility Deutsche Postbank AG) (c)(h)	15,560	15,560
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.5%, LOC Harris NA, VRDN (c)(f)	3,320	3,320
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series ROC II R 11517, 1.35% (Liquidity Facility Citibank NA) (c)(h)	14,085	14,085
Series 2005 C, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	98,300	98,300
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 1.25%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	10,500	10,500
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.85%, LOC Harris NA, VRDN (c)	18,115	18,115
Series 2008 C2, 0.85%, LOC Bank of America NA, VRDN (c)	23,615	23,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Series 2004 A2, 0.65%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	$ 39,900	$ 39,900
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.13%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Cook County Gen. Oblig. Series 2002 B, 0.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,000	4,000
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	3,745	3,745
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.53%, LOC Harris NA, VRDN (c)(f)	3,015	3,015
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 2.8% tender 12/8/08, CP mode (f)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 1.11%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 1.25%, LOC Bank of America NA, VRDN (c)(f)	5,200	5,200
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.37%, LOC Harris NA, VRDN (c)(f)	1,017	1,017
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.5%, LOC Harris NA, VRDN (c)(f)	3,715	3,715
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 1.25%, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 1.13%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1137, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	12,855	12,855
Series DB 601, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	15,290	15,290
Series Putters 3174, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	46,515	46,515
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.6%, LOC JPMorgan Chase Bank, VRDN (c)	30,745	30,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwestern Memorial Hosp. Proj.) Series B1, 0.8% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (c)	$ 7,300	$ 7,300
(Resurrection Health Care Sys. Proj.) Series 2008 A, 1%, LOC Bank of America NA, VRDN (c)	10,500	10,500
(Saint Xavier Univ. Proj.) Series 2008, 0.95%, LOC Bank of America NA, VRDN (c)	5,000	5,000
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (c)	54,000	54,000
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Gen. Oblig. Participating VRDN Series Putters 687, 1.48% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,995	2,995
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	27,200	27,200
Series 1995, 1.5% tender 3/26/09, CP mode	13,600	13,600
1.5% tender 4/9/09, CP mode	10,900	10,900
(Memorial Health Sys. Proj.) Series 2003, 1.23%, LOC JPMorgan Chase Bank, VRDN (c)	24,300	24,300
(OSF Healthcare Sys. Proj.) Series 2001, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)	25,925	25,925
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 1.02%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,200	11,200
Illinois Sales Tax Rev. Bonds (Illinois FIRST Proj.) Series 2001, 5.5% 6/15/09	4,005	4,101
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 1.22%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.2%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.25%, LOC Harris NA, VRDN (c)(f)	2,850	2,850
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.2%, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)	1,110	1,110
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.6%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) Series 2008, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	$ 9,500	$ 9,500
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (c)(f)	10,800	10,800
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 1.1%, VRDN (c)(f)	6,000	6,000
(ExxonMobil Corp. Proj.) Series 2001, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (c)(f)	2,480	2,480
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	7,205	7,205
		873,238
Indiana - 2.0%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.22%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,570	5,570
Bartholomew Consolidated School Corp. District TAN 4.25% 12/31/08	13,314	13,323
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.2%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,844	7,844
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 1.22%, VRDN (c)(f)	32,500	32,500
Indiana Dev. Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 1.05%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	34,750	34,750
(PSI Energy, Inc. Proj.) Series A, 1.15%, LOC Barclays Bank PLC, VRDN (c)(f)	36,400	36,400
(PSI Energy, Inc. Proj.) Series B, 0.98%, LOC Calyon SA, VRDN (c)(f)	39,500	39,500
Series 2005, 0.8%, LOC Royal Bank of Scotland PLC, VRDN (c)	7,200	7,200
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,250	6,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.): - continued
Series 2002 B, 1.25%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 7,000	$ 7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.7%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Series 2008 H, 0.82%, LOC JPMorgan Chase Bank, VRDN (c)	7,100	7,100
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 C, 0.98%, LOC Bank of New York, New York, VRDN (c)	12,505	12,505
Indiana Fin. Auth. Rev.:
Participating VRDN Series Putters 1642, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	1,245	1,245
(DePauw Univ. Proj.) Series 2008 B, 1%, LOC Harris NA, VRDN (c)	21,150	21,150
(Trinity Health Cr. Group Proj.) Series 2008 D2, 0.65%, VRDN (c)	21,250	21,250
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 1.06% (Liquidity Facility Citibank NA) (c)(h)	8,550	8,550
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	6,210	6,210
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Putters 1204, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,220	4,220
Series ROC II R 99, 1.14% (Liquidity Facility Citibank NA) (c)(f)(h)	1,790	1,790
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series BA 08 1157, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	7,500	7,500
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 1.25%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,245	6,245
(US LLC Proj.) Series 1996, 2.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	125	125
Indianapolis Gas Util. Sys. Rev.:
1.15% 12/5/08, CP	25,000	25,000
1.3% 1/9/09, CP	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series Putters 2788, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	$ 18,230	$ 18,230
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 0.95%, LOC Bank of America NA, VRDN (c)	5,650	5,650
Purdue Univ. Rev. Series V, 0.6%, VRDN (c)	8,100	8,100
Whiting Envir. Facilities Rev. (BP PLC Proj.):
Series 2002 C, 1.1% (BP PLC Guaranteed), VRDN (c)(f)	40,600	40,600
Series 2005, 1.1% (BP PLC Guaranteed), VRDN (c)(f)	36,300	36,300
Series B, 1.1% (BP PLC Guaranteed), VRDN (c)(f)	10,000	10,000
1.1%, VRDN (c)(f)	22,700	22,700
		522,242
Iowa - 0.5%
Iowa Fin. Auth.:
Series 2003 F, 1.05% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	12,585	12,585
Series 2005 C, 1.05% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,000	12,000
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) Series 2002, 1.2%, LOC KBC Bank NV, VRDN (c)	7,470	7,470
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2008 A1, 1.1% (Assured Guaranty Corp. Insured), VRDN (c)	25,000	25,000
Series 2008 A2, 2.5% (Assured Guaranty Corp. Insured), VRDN (c)	30,000	30,000
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	29,210	29,210
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN Series Putters 1205, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,105	4,105
(Mtg. Backed Securities Prog.) Series 2004 G, 0.9% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	15,500	15,500
		135,870
Kansas - 0.6%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.2%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev.:
Series 2000 B1, 0.7% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (c)	12,970	12,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dept. of Trans. Hwy. Rev.: - continued
Series 2000 B2, 0.7% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (c)	$ 9,640	$ 9,640
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 1.2% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (c)	17,800	17,800
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 1.25%, LOC Fannie Mae, VRDN (c)(f)	12,200	12,200
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 1.23%, LOC Bank of America NA, VRDN (c)	25,715	25,715
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series III, 2.34% 4/1/09	46,700	46,700
		150,125
Kentucky - 1.8%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.7% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.7% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 1.7% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.14%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 2.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	480	480
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (c)(f)	4,100	4,100
Kentucky Asset/Liability Commission Road Fund Bonds First Series A, 2% tender 12/1/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	47,800	47,800
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.9%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. Bonds (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 4%, tender 12/18/08, LOC Branch Banking & Trust Co. (c)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 2.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 12,000	$ 12,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 1.2%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	124,025	124,025
Series 2008 A2, 1.2%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	41,700	41,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 1.2%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	10,000	10,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.05%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 1% (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	12,900	12,900
Series 1999 C, 0.8% (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	33,300	33,300
Pulaski County Solid Waste Disp. Rev. Bonds (Natural Rural Util. East Kentucky Pwr. Co. Proj.) Series 1983 B, 2%, tender 2/16/09 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)(f)	8,100	8,100
		464,105
Louisiana - 1.4%
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 1.3%, VRDN (c)(f)	7,500	7,500
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 1.4% (ConocoPhillips Guaranteed), VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Eagle 06 0150, 1.44% (Liquidity Facility Citibank NA) (c)(h)	28,735	28,735
Series EGL 06 30, 1.43% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	36,430	36,430
Series Putters 2378, 1.78% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	14,415	14,415
Series WF 08 6C, 1.03% (Liquidity Facility Wells Fargo & Co.) (c)(h)	17,830	17,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	$ 6,803	$ 6,803
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 D, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	31,325	31,325
Series 2008 A, 1%, LOC JPMorgan Chase Bank, VRDN (c)	15,185	15,185
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 1.1%, VRDN (c)(f)	14,000	14,000
Series 2004, 1.1%, VRDN (c)(f)	6,250	6,250
Port New Orleans Board Commerce Rev. 1.13%, LOC BNP Paribas SA, VRDN (c)(f)	18,745	18,745
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.83% tender 12/11/08, CP mode	2,100	2,100
(Dow Chemical Co. Proj.):
Series 1993, 1.3%, VRDN (c)(f)	29,000	29,000
Series 1994 A, 1.3%, VRDN (c)(f)	20,700	20,700
Series 1995, 1.3%, VRDN (c)(f)	86,250	86,250
		369,368
Maine - 0.5%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 1.45%, LOC KBC Bank NV, VRDN (c)	34,000	34,000
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	10,915	10,915
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 1.3%, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.):
Series 1996, 1.2%, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
Series 2000, 1.8%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
		115,615
Maryland - 1.1%
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.75% tender 12/4/08, CP mode	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Gen. Oblig. Series 1995, 1% 12/9/08 (Liquidity Facility BNP Paribas SA), CP	$ 13,000	$ 13,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 6% tender 12/4/08, CP mode	36,000	36,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds (Maryland Residential Rev. Proj.) 3.37% 12/15/08 (f)	10,000	10,000
Participating VRDN:
Series Merlots 07 C54, 1.45% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	3,560	3,560
Series Putters 1206, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,095	4,095
Series Putters 1515, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,910	4,910
(Barrington Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	3,650	3,650
(Parlane Apts. Proj.) Series 2001 C, 0.85%, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.95%, LOC Bank of America NA, VRDN (c)	13,640	13,640
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.9%, LOC Bank of America NA, VRDN (c)	15,700	15,700
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.65%, VRDN (c)	14,000	14,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.9%, LOC Bank of America NA, VRDN (c)	9,000	9,000
(Howard County Gen. Hosp. Proj.) Series 2008, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	8,000	8,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.7%, LOC Bank of America NA, VRDN (c)	8,000	8,000
Series 2007 C, 0.88%, LOC Bank of America NA, VRDN (c)	5,200	5,200
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 1.1%, LOC Citizens Bank of Pennsylvania, VRDN (c)	11,300	11,300
Series 2008 B, 0.95%, LOC Bank of America NA, VRDN (c)	20,250	20,250
(Upper Chesapeake Hosp. Proj.):
Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (c)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.):
Series 2008 B, 0.85%, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,800	$ 5,800
(Villa Julie College, Inc. Proj.) Series 2005, 0.88%, LOC Bank of America NA, VRDN (c)	42,935	42,935
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 1.05%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	3,110	3,110
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 1.53% (Liquidity Facility Bank of America NA) (c)(h)	5,055	5,055
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.95%, LOC Bank of America NA, VRDN (c)	1,080	1,080
Montgomery County Gen. Oblig. Series 2002, 1.73% 12/10/08, CP	23,300	23,300
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 1.25%, LOC Fannie Mae, VRDN (c)(f)	1,700	1,700
		285,985
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005:
1.85% tender 12/4/08, CP mode (f)	20,400	20,400
1.88% tender 12/11/08, CP mode (f)	1,000	1,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Greater Boston Food Bank, Inc. Proj.) Series 2008 B, 0.9%, LOC Bank of America NA, VRDN (c)	8,100	8,100
(Harvard Univ. Proj.):
Series 2006 B1, 0.6%, VRDN (c)	17,000	17,000
Series HH, 0.3%, VRDN (c)	11,000	11,000
Massachusetts Gen. Oblig.:
Series 1999 D, 1.25% 1/5/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	15,200	15,200
Series 2006 B, 0.95% (Liquidity Facility Bank of America NA), VRDN (c)	15,300	15,300
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Harvard Univ. Proj.) Series BB 0.4%, VRDN (c)	19,200	19,200
(Northeastern Univ. Proj.) Series 2008 Q, 0.85%, LOC Bank of America NA, VRDN (c)	9,600	9,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.1% tender 12/2/08, CP mode	$ 18,515	$ 18,515
Series 1993 A, 1.1% tender 12/2/08, CP mode	20,000	20,000
Series 1993 B, 1.95% tender 12/3/08, CP mode	15,250	15,250
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1.35% tender 12/12/08, CP mode (f)	1,000	1,000
		171,565
Michigan - 2.0%
Michigan Bldg. Auth. Rev.:
Series 5, 0.85% 2/12/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	6,640	6,640
Series I, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
Michigan Gen. Oblig. RAN Series 2009 A, 3% 9/30/09	115,400	116,294
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
0.8% 3/2/09, CP	23,300	23,300
1% 2/2/09, CP	23,300	23,300
1.25% 1/5/09, CP	23,300	23,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 1.18%, LOC Bank of America NA, VRDN (c)(f)	7,520	7,520
Michigan State Univ. Revs. 0.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	13,875	13,875
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 0.95%, LOC Bank of Nova Scotia, VRDN (c)	3,500	3,500
(Detroit Symphony Orchestra Proj.) Series 2001 A, 1.2%, LOC Bank of America NA, VRDN (c)	14,455	14,455
(Dow Chemical Co. Proj.):
Series 2003 B1, 1.5%, VRDN (c)	4,700	4,700
Series 2003 B2, 1.5%, VRDN (c)	26,600	26,600
(Van Andel Research Institute Proj.) 0.7%, LOC Bank of America NA, VRDN (c)	56,080	56,080
Wayne County Arpt. Auth. Rev.:
Participating VRDN Series DB 652, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	36,565	36,565
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.95%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	147,250	147,250
Series 2008 F, 0.98%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
		517,279
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 1.3%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 1.4%, LOC Bank of America NA, VRDN (c)(f)	$ 22,195	$ 22,195
(Regatta Commons Proj.) Series A, 1.4%, LOC Bank of America NA, VRDN (c)(f)	24,855	24,855
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 1.27%, LOC Fannie Mae, VRDN (c)(f)	5,925	5,925
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.25%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Bonds Series A, 5% 1/1/09 (f)	1,745	1,748
Series A, 2.35% 12/10/08, LOC WestLB AG, CP	10,925	10,925
Series B, 2.4% 12/5/08, LOC WestLB AG, CP (f)	6,768	6,768
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 E, 0.65%, LOC Wells Fargo Bank NA, VRDN (c)	10,500	10,500
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.25%, LOC Bank of America NA, VRDN (c)(f)	3,700	3,700
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series Putters 1207, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,685	3,685
Series Putters 1552, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,755	1,755
Series RBC 08 E8, 1.2% (Liquidity Facility Royal Bank of Canada) (c)(f)(h)	40,000	40,000
(Minnesota Residential Hsg. Fin. Proj.) Series I, 1.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	6,400	6,400
(Residential Hsg. Fin. Proj.) Bonds Series O, 3.35% 12/18/08 (f)	11,800	11,800
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 1.13%, LOC Bank of America NA, VRDN (c)(f)	15,445	15,445
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 1.05%, LOC Wells Fargo Bank NA, VRDN (c)	46,000	46,000
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.):
Series D, 1.68%, tender 3/30/09 (c)	10,000	10,000
Series E, 1.68%, tender 5/7/09 (c)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 1.13%, LOC Bank of America NA, VRDN (c)(f)	$ 16,885	$ 16,885
Univ. of Minnesota Series 2001 C, 0.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	75,365	75,365
		335,751
Mississippi - 0.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1%, VRDN (c)(f)	18,100	18,100
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.9%, VRDN (c)	8,555	8,555
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.):
Series 2007 B, 0.9% (Chevron Corp. Guaranteed), VRDN (c)	9,000	9,000
Series 2007 C, 0.95% (Chevron Corp. Guaranteed), VRDN (c)	35,000	35,000
Series 2007 D, 0.8% (Chevron Corp. Guaranteed), VRDN (c)	15,000	15,000
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,000	25,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.35%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Gen. Oblig.:
Series 2007, 0.95% (Liquidity Facility Bank of America NA), VRDN (c)	24,200	24,200
0.65% (Liquidity Facility Bank of America NA), VRDN (c)	2,320	2,320
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 2.5%, tender 2/5/09 (c)	8,000	8,000
		150,175
Missouri - 1.3%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	12,800	12,800
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 1.18%, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 1.2%, VRDN (c)	9,400	9,400
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.83%, LOC Bank of America NA, VRDN (c)	$ 700	$ 700
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Lutheran High School Assoc. Proj.) Series 2002, 1.08%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,100	4,100
(Saint Louis Univ. Proj.):
Series 2008 A2, 0.8%, LOC Wells Fargo Bank NA, VRDN (c)	3,400	3,400
Series 2008 B1, 0.8%, LOC Bank of America NA, VRDN (c)	37,200	37,200
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Sys. Proj.) Series B, 0.9% tender 12/2/08, LOC Bank of Nova Scotia, New York Agcy., CP mode	13,000	13,000
Participating VRDN Series Putters 2587, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,955	7,955
(BJC Health Sys. Proj.) Series E, 0.35%, VRDN (c)	20,000	20,000
(Cox Health Sys. Proj.) Series 2008 C, 0.7%, LOC Bank of America NA, VRDN (b)(c)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (c)	25,600	25,600
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 1.201%, LOC Bank of America NA, VRDN (c)(f)	37,800	37,800
Series 2008 A2, 1.2%, LOC Bank of America NA, VRDN (c)(f)	56,250	56,250
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series Putters 2623, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,440	2,440
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,830	2,830
Series Clipper 05 14, 1.18% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	20,994	20,994
Series Putters 1208, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,220	3,220
Series Putters 1514, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,090	2,090
Series Putters 224, 1.28% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,055	1,055
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	27,450	27,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 1.13%, LOC Bank of America NA, VRDN (c)(f)	$ 4,500	$ 4,500
Series B, 1.13%, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
		323,384
Montana - 0.1%
Anaconda-Deer Lodge County Envir. Facilities Rev. (ARCO-Anaconda Smelter Site Proj.) 1.1% (BP PLC Guaranteed), VRDN (c)(f)	15,000	15,000
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	13,385	13,385
Series Merlots 02 A19, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	2,565	2,565
		30,950
Nebraska - 1.2%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.2%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	55,350	55,350
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,070	5,070
Series 2001 E, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	11,550	11,550
Series 2001 F, 2.9% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	820	820
Series 2002 F, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	15,645	15,645
Series 2003 B, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,810	8,810
Series 2003 E, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	7,300	7,300
Series 2004 B, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	4,365	4,365
Series 2004 G, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,080	8,080
Series 2005 B, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	13,440	13,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2005 D, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 18,070	$ 18,070
Series 2006 B, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	16,465	16,465
Series 2007 B, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	36,370	36,370
Series 2007 H, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	48,040	48,040
Series 2008 D, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,500	12,500
Series 2008 H, 1.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	13,865	13,865
Nebraska Pub. Pwr. District Rev. Series A, 1.75% 12/11/08, CP	23,000	23,000
		301,740
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2008 C1, 1.25%, LOC Bayerische Landesbank, VRDN (c)(f)	81,900	81,900
Series 2008 C2, 1.02%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	56,050	56,050
Series 2008 C3, 1.2%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	39,000	39,000
Series 2008 D1, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	8,400	8,400
Series 2008 D2, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	29,405	29,405
Series 2008 D3, 1.1%, LOC Bayerische Landesbank, VRDN (c)	14,350	14,350
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	32,110	32,110
Participating VRDN Series BA 08 1171, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	9,770	9,770
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 1.05%, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Series 2008 A, 1.2%, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 1.25%, LOC Bayerische Landesbank, VRDN (c)(f)	$ 77,900	$ 77,900
Series 2005 A2, 1.25%, LOC Bayerische Landesbank, VRDN (c)(f)	77,900	77,900
Clark County School District:
Bonds:
(Bldg. Proj.) Series 2005 C, 5% 6/15/09	5,310	5,421
Series D, 5% 6/15/09	13,890	14,169
Participating VRDN Series BA 08 1153, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	32,600	32,600
Las Vegas Gen. Oblig. 0.7%, LOC Lloyds TSB Bank PLC, VRDN (c)	1,000	1,000
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 1%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	16,600	16,600
Nevada Gen. Oblig. Participating VRDN Series Putters 3070, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	5,080	5,080
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 1%, LOC Fannie Mae, VRDN (c)(f)	5,510	5,510
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1% (Liquidity Facility Societe Generale) (c)(h)	22,655	22,655
		585,820
New Hampshire - 0.7%
Manchester Arpt. Rev. Series 2008, 1.4%, LOC RBS Citizens NA, VRDN (c)(f)	26,755	26,755
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 1.2%, LOC Bank of America NA, VRDN (c)(f)	4,500	4,500
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
1.1% tender 12/2/08, CP mode (f)	4,000	4,000
2% tender 2/12/09, CP mode (f)	20,000	20,000
Series 1990 B:
1.85% tender 2/12/09, CP mode	40,600	40,600
1.95% tender 12/3/08, CP mode	10,000	10,000
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.75%, LOC HSBC Bank USA, NA, VRDN (c)(f)	2,450	2,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) 1.18%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	$ 25,000	$ 25,000
(Lonza Biologies, Inc. Proj.) 1.18%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 B, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	835	835
Series Putters 1210 B, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,590	4,590
Series Putters 1284 B, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,410	5,410
Series Putters 1555, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,885	4,885
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 1.18% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,885	9,885
		178,910
New Jersey - 0.8%
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 0.95%, LOC Citibank NA, VRDN (c)(f)	45,600	45,600
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	153,525	154,701
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.5%, LOC Bank of America NA, VRDN (c)(f)	12,400	12,400
		212,701
New Mexico - 1.4%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.22%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,785	1,785
New Mexico Edl. Assistance Foundation:
Series 2008 A1, 1.2%, LOC Bank of America NA, VRDN (c)(f)	193,000	193,000
Series 2008 A2, 1.12%, LOC Royal Bank of Canada, VRDN (c)(f)	37,000	37,000
Series 2008 A3, 1.12%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	41,275	41,275
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series RBC I 36, 1.2% (Liquidity Facility Royal Bank of Canada) (c)(f)(h)	24,695	24,695
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 0.7%, LOC UBS AG, VRDN (c)	24,000	24,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Fin. Auth. Trans. Rev.: - continued
Series 2008 B2, 0.95%, LOC UBS AG, VRDN (c)	$ 26,000	$ 26,000
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 1.78% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,990	9,990
		357,745
New York - 5.7%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.9%, LOC Bank of America NA, VRDN (c)	12,550	12,550
New York City Gen. Oblig.:
Bonds Series 2009 B3, 3.5%, tender 3/2/09, LOC TD Banknorth, NA (c)	50,000	50,030
Participating VRDN Series Putters 3196, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,425	8,425
Series 1995 B8, 0.73%, LOC Bayerische Landesbank Girozentrale, VRDN (c)	7,500	7,500
Series 2006 I3, 0.8%, LOC Bank of America NA, VRDN (c)	26,200	26,200
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.7%, LOC RBS Citizens NA, VRDN (c)	4,205	4,205
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Related-Upper East Proj.) Series A, 0.9%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,400	5,400
(State Renaissance Court Proj.) Series A, 0.85%, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(One Columbus Place Dev. Proj.) Series A, 0.9%, LOC Fannie Mae, VRDN (c)(f)	28,915	28,915
(West 43rd Street Proj.) Series 1999 A, 0.9%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.8%, LOC Fannie Mae, VRDN (c)(f)	39,000	39,000
(West End Towers Proj.) Series 2004 A, 0.9%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Westport Dev. Proj.) Series 2004 A, 0.9%, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.85%, LOC Bank of America NA, VRDN (c)	16,841	16,841
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 74 Class A, 1.05% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	$ 7,045	$ 7,045
Series Putters 2559, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	1,775	1,775
Series Putters 3156, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	13,280	13,280
Series Putters 3200, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,995	9,995
Series 2006 AA1, 0.75% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	17,300	17,300
Series 2008 B1, 0.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	104,200	104,200
Series 2008 B3, 0.8% (Liquidity Facility Bank of America NA), VRDN (c)	48,100	48,100
Series 2009 BB2, 1.25%, LOC Landesbank Hessen-Thuringen, VRDN (c)	10,300	10,300
Series 6, 1.75% 1/22/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	51,900	51,900
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series Putters 2535, 1.23% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,295	7,295
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 1.04% (Liquidity Facility Bayerische Landesbank) (c)(h)	7,685	7,685
Series EGL 07 0024, 1.04% (Liquidity Facility Bayerische Landesbank) (c)(h)	22,785	22,785
Series Putters 2222, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,785	6,785
Series 2003 1D, 0.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,500	4,500
New York City Trust Cultural Resources Rev. Participating VRDN Series Putters 3119, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,335	4,335
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3116, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,045	5,045
New York Dorm. Auth. Revs.:
Participating VRDN Series Putters 3078, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,725	5,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Univ. of Rochester Proj.) Series 2008 A1, 0.74%, LOC Bank of America NA, VRDN (c)	$ 18,905	$ 18,905
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3105, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,355	11,355
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1999 A, 0.95%, LOC Fannie Mae, VRDN (c)(f)	52,850	52,850
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.95%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(1500 Lexington Avenue Proj.) Series A, 1.2%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.9%, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.8%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Biltmore Tower Hsg. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (c)(f)	43,300	43,300
(Bowery Place Hsg. Proj.) Series A, 0.9%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
(Chelsea Apts. Proj.) Series A, 1.2%, LOC Fannie Mae, VRDN (c)(f)	29,330	29,330
(East 39th Street Hsg. Proj.):
Series 1999 A, 0.8%, LOC Fannie Mae, VRDN (c)(f)	10,700	10,700
Series 2000 A, 0.8%, LOC Fannie Mae, VRDN (c)(f)	31,500	31,500
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 1.25%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 1.15%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	34,100	34,100
(South Cove Plaza Proj.) Series A, 1.2%, LOC Freddie Mac, VRDN (c)(f)	12,700	12,700
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.85%, LOC Freddie Mac, VRDN (c)(f)	49,000	49,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.85%, LOC Freddie Mac, VRDN (c)(f)	40,000	40,000
(Tribeca Park Proj.) Series 1997 A, 0.8%, LOC Fannie Mae, VRDN (c)(f)	28,800	28,800
(West 20th Street Proj.) Series A, 0.85%, LOC Fannie Mae, VRDN (c)(f)	3,755	3,755
(West 23rd Street Hsg. Proj.) 0.95%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 38th Street Hsg. Proj.) Series A, 0.95%, LOC Fannie Mae, VRDN (c)(f)	$ 29,200	$ 29,200
(Worth Street Hsg. Proj.) Series A:
0.8%, LOC Fannie Mae, VRDN (c)(f)	24,600	24,600
0.8%, LOC Fannie Mae, VRDN (c)(f)	9,300	9,300
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.55%, LOC Landesbank Hessen-Thuringen, VRDN (c)	45,000	45,000
Series 2005 G, 0.6%, LOC BNP Paribas SA, VRDN (c)	64,460	64,460
Series 2005 G2, 1.25%, LOC BNP Paribas SA, VRDN (c)	12,630	12,630
Series C, 1% 12/8/08, LOC ABN-AMRO Bank NV, CP	69,200	69,200
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3093, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,355	8,355
Series Putters 3207, 1% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	16,220	16,220
Series 2005 B3, 0.92% (Liquidity Facility Bank of America NA), VRDN (c)	29,100	29,100
		1,450,776
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 1.13% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	151,450	151,450
Non State Specific - 0.1%
Multi-state Participating VRDN Series Clipper 07 44, 1.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	28,780	28,780
Multi-state Hsg. Participating VRDN Series Clipper 07 19, 1.18% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	7,921	7,921
		36,701
North Carolina - 2.6%
Board of Governors of the Univ. of North Carolina Series D, 2.25% 1/15/09 (Liquidity Facility Univ. of North Carolina at Chapel Hill Rev.), CP	20,000	20,000
Charlotte Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.95%, LOC Bank of America NA, VRDN (c)	9,400	9,400
Charlotte Gen. Oblig. Series 2007, 0.95% (Liquidity Facility KBC Bank NV), VRDN (c)	6,295	6,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series B, 1.1% (Liquidity Facility Bank of America NA), VRDN (c)	$ 15,900	$ 15,900
Series C, 0.9% (Liquidity Facility Bank of America NA), VRDN (c)	10,745	10,745
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.65%, VRDN (c)(f)	20,000	20,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	6,040	6,040
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.7%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 1.07% (Liquidity Facility Citibank NA) (c)(h)	2,900	2,900
Series EGL 06 12 Class A, 1.07% (Liquidity Facility Citibank NA) (c)(h)	12,000	12,000
Series EGL 07 0016, 1.05% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	48,000	48,000
Series EGL 7050060 Class A, 1.07% (Liquidity Facility Citibank NA) (b)(c)(h)	23,150	23,150
(Duke Energy Corp. Proj.):
Series 2008 A, 0.85%, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
Series 2008 B, 0.85%, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
Series 2008 A, 0.98%, LOC Bank of America NA, VRDN (c)(f)	6,675	6,675
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.93%, LOC Bank of America NA, VRDN (c)	700	700
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	23,155	23,155
Series Putters 1553, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,640	3,640
Series ROC II R 11482, 1.14% (Liquidity Facility Citibank NA) (c)(f)(h)	15,135	15,135
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 1.53% (Liquidity Facility Bank of America NA) (c)(h)	9,760	9,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 1.53% (Liquidity Facility Bank of America NA) (c)(h)	$ 4,000	$ 4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.8%, LOC Branch Banking & Trust Co., VRDN (c)	76,000	76,000
Series 2008 A2, 0.8%, LOC Branch Banking & Trust Co., VRDN (c)	72,600	72,600
(Friends Homes, Inc. Proj.) Series 2003, 0.95%, LOC Bank of America NA, VRDN (c)	12,805	12,805
(Wake Forest Univ. Proj.) Series 2008 D, 0.9%, LOC Bank of America NA, VRDN (c)	10,500	10,500
North Carolina Med. Care Commission Hosp. Rev. Series 2007, 0.9%, LOC Bank of America NA, VRDN (c)	6,115	6,115
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 1.1%, LOC Royal Bank of Canada, VRDN (c)(f)	40,000	40,000
Series 2008 3A2, 1.2%, LOC Bank of America NA, VRDN (c)(f)	34,100	34,100
Orange Wtr. & Swr. Auth. Series 2004 B, 0.95% (Liquidity Facility Bank of America NA), VRDN (c)	550	550
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.95%, LOC Branch Banking & Trust Co., VRDN (c)	4,300	4,300
Series 2008 B, 1.2%, LOC Branch Banking & Trust Co., VRDN (c)(f)	5,900	5,900
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 1.06% (Liquidity Facility Citibank NA) (c)(h)	6,400	6,400
Raleigh Ctfs. of Prtn. Bonds (Governmental Facilities Proj.) Series 2008, 3% 11/25/09	14,000	14,231
Wake County Gen. Oblig.:
BAN 3.5% 10/15/09	109,400	111,087
Series 2007 B, 0.85% (Liquidity Facility Bank of America NA), VRDN (c)	1,985	1,985
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.5%, LOC Harris NA, VRDN (c)(f)	975	975
		674,043
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 1.13%, LOC Bank of America NA, VRDN (c)(f)	$ 58,000	$ 58,000
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.25%, LOC Wells Fargo Bank NA, VRDN (c)(f)	350	350
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	3,835	3,835
North Dakota Hsg. Fin. Agcy. Rev.:
Bonds (Home Mtg. Fin. Prog.) Series 2008 C, 3% 4/14/09 (f)	18,750	18,784
(Home Mtg. Fin. Prog.):
Series 2004 C, 0.99% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	18,320	18,320
Series 2005 A, 0.99% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	19,600	19,600
Series 2008 A, 0.99% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	13,700	13,700
		132,589
Ohio - 3.8%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (c)	7,100	7,100
Cleveland Arpt. Sys. Rev. Series 2008 E, 1%, LOC KBC Bank NV, VRDN (c)(f)	1,300	1,300
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 1.05%, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3%, VRDN (c)(f)	77,800	77,800
Series 2007 B, 3%, VRDN (c)(f)	66,100	66,100
Series 2007 C, 3%, VRDN (c)(f)	72,800	72,800
Delaware Gen. Oblig. BAN (Swr. Sys. Impt. Proj.) 3.5% 12/9/09 (b)	15,000	15,335
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 1%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,115	6,115
Series 2000, 1%, LOC JPMorgan Chase Bank, VRDN (c)	2,025	2,025
Series 2007 N, 1%, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.7%, LOC JPMorgan Chase Bank, VRDN (c)	5,715	5,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton Gen. Oblig. BAN 2% 9/10/09	$ 13,000	$ 13,000
Kent State Univ. Revs. Series 2008 B, 0.6%, LOC Bank of America NA, VRDN (c)	22,600	22,600
Lancaster Port Auth. Gas Rev. 1% (Royal Bank of Canada Guaranteed), VRDN (c)	50,500	50,500
Miamisburg City School District BAN Series 2008, 3.5% 7/28/09	12,300	12,351
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.):
Series 2008 A, 0.7%, LOC JPMorgan Chase Bank, VRDN (c)	14,500	14,500
Series 2008 B, 0.7%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1.1%, VRDN (c)	13,700	13,700
(FirstEnergy Generation Corp. Proj.) Series 2008 A, 1%, LOC Barclays Bank PLC, VRDN (c)	26,260	26,260
Ohio Higher Edl. Facility Commission Hosp. Rev.:
Series 2008 B, 2.2% 1/8/09, CP	17,300	17,300
Series 2008 B5:
0.55% 12/2/08, CP	22,500	22,500
2.2% 2/5/09, CP	18,650	18,650
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series Putters 1334, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,905	1,905
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 1.05% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	26,500	26,500
Series 2005 F, 1.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	28,710	28,710
Series 2006 F, 1.25% (Liquidity Facility Citibank NA), VRDN (c)(f)	38,005	38,005
Series B, 0.98% (Liquidity Facility Citibank NA), VRDN (c)(f)	37,500	37,500
Series H, 0.98% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	14,000	14,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 1.1%, LOC RBS Citizens NA, VRDN (c)(f)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.98% (Liquidity Facility Citibank NA), VRDN (c)(f)	52,000	52,000
Series 2006 J, 0.98% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	58,000	58,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2006 M, 1.25% (Liquidity Facility Citibank NA), VRDN (c)(f)	$ 31,775	$ 31,775
Series 2006 N, 1.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	18,600	18,600
Series 2007 J, 1.05% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	31,000	31,000
Series 2008 B, 1.3% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	10,400	10,400
Ohio Major New State Infrastructure Proj. Rev. Bonds Series 2008-1, 3% 6/15/09	18,450	18,560
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,000	30,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.05%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 0.85%, LOC Barclays Bank PLC, VRDN (c)(f)	1,000	1,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 1.08%, LOC JPMorgan Chase Bank, VRDN (c)	22,900	22,900
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 2.85%, LOC JPMorgan Chase Bank, VRDN (c)(f)	400	400
Univ. of Toledo Gen. Receipts Series 2008 B, 1.23%, LOC JPMorgan Chase Bank, VRDN (c)	37,450	37,450
		962,556
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Health Obligated Group Proj.) Series 2008 A2, 1.15% (Assured Guaranty Corp. Insured), VRDN (c)	16,700	16,700
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 1.05%, VRDN (c)(f)	2,500	2,500
1.05%, VRDN (c)(f)	10,000	10,000
(Integris Health Group Proj.) Series 2007 A3, 1% (Assured Guaranty Corp. Insured), VRDN (c)	10,600	10,600
(Shawnee Fdg. LP Proj.) Series 1996, 1.25%, LOC Bank of Nova Scotia, VRDN (c)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	23,896	23,896
Series Putters 1380, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,980	7,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 1.1%, LOC Bank of America NA, VRDN (c)	$ 27,450	$ 27,450
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 1.2% (Liquidity Facility Bank of America NA), VRDN (c)(f)	30,000	30,000
Oklahoma Trans. Auth. Tpk. Sys. Rev. Bonds Series 2002 A, 5% 1/1/09	11,670	11,707
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 1.2%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,120	10,120
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.25%, LOC Bank of America NA, VRDN (c)(f)	600	600
		156,253
Oregon - 1.1%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 E, 2.05% tender 2/4/09, CP mode	10,000	10,000
Medford Hosp. Facilities Auth. Rev. (Asante Health Sys. Proj.) Series 2008, 1%, LOC Bank of America NA, VRDN (c)	24,175	24,175
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.7%, LOC Bank of Scotland PLC, VRDN (c)	135,565	135,565
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 1.1%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	4,700	4,700
Port of Portland Arpt. Rev.:
Series Eighteen A, 1.05%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	49,545	49,545
Series Eighteen B, 0.9%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	11,445	11,445
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.2%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	24,685	24,685
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 1.15%, LOC U.S. Bank NA, Minnesota, VRDN (c)(i)	10,000	10,000
Series 2008 C, 1.25%, LOC Allied Irish Banks PLC, VRDN (c)	8,750	8,750
		282,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.2%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Putters 1281, 1.06% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	$ 52,645	$ 52,645
Series Putters 1965, 1.06% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	14,990	14,990
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 A, 1.3%, LOC Allied Irish Banks PLC, VRDN (c)	9,450	9,450
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 0.75%, VRDN (c)	45,600	45,600
Berks County Indl. Dev. Auth. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 2.8% tender 12/8/08, CP mode (f)	16,700	16,700
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	78,825	78,825
Series 1998 A2, 1.2%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 1.2%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	12,390	12,390
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.82%, LOC Bank of America NA, VRDN (c)	76,830	76,830
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.9%, LOC Bank of America NA, VRDN (c)	1,900	1,900
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.03%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,000	1,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Archdiocese of Philadelphia Proj.) Series 2008 A, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	13,500	13,500
Northampton County Indl. Dev. Auth. Rev. Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 1.55% tender 12/18/08, CP mode (f)	18,250	18,250
Series 1991, 2.8% tender 12/8/08, CP mode (f)	10,250	10,250
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (c)(f)	6,100	6,100
(Amtrak Proj.) Series B, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(FirstEnergy Corp. Proj.) Series A, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 21,200	$ 21,200
(Shippingport Proj.) Series A, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev.:
(Jefferson Health Sys. Proj.) Series 2005 A, 0.9% (Liquidity Facility Bank of America NA), VRDN (c)	200	200
Series 2007 A, 2% 2/12/09, CP	39,365	39,365
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) Series 2004, 1.15%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	5,500	5,500
Series 1994 B3, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1996 D5, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,400	1,400
Series 1997 B1, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	700	700
Series 1997 B4, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	700	700
Series 1997 B6, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100	100
Series 1997 B8, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Series 1997 B9, 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	300	300
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	3,000	3,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 1.06% (Liquidity Facility Citibank NA) (c)(h)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series B, 0.95%, LOC Landesbank Hessen-Thuringen, VRDN (c)	17,665	17,665
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.75%, LOC Bank of America NA, VRDN (b)(c)	44,200	44,200
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. (Foxwood Manor Apts. Proj.) Series 2008 O, 1.05%, LOC Bank of America NA, VRDN (c)	4,000	4,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1108, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	6,750	6,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Participating VRDN:
Series BA 08 1118, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 3,275	$ 3,275
Series 2002 74A, 1.2% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2002 75A, 1.2% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2003 77B, 1.25% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	14,975	14,975
Series 2003 77C, 1.25% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	11,145	11,145
Series 2003 79B, 1.2% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	20,900	20,900
Series 2004 81B, 1.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	9,075	9,075
Series 2004 81C, 1.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	54,600	54,600
Series 2004 82B, 0.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	25,385	25,385
Series 2006 92B, 1.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	12,600	12,600
Series 2008 102C, 0.8% (Liquidity Facility Bank of America NA), VRDN (c)(f)	39,000	39,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B2, 0.95%, LOC Bank of America NA, VRDN (c)	13,700	13,700
Series 2008 B6, 0.9%, LOC Bank of America NA, VRDN (c)	8,000	8,000
Series 2008 C, 0.6%, LOC Bank of America NA, VRDN (c)	5,850	5,850
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 1.05%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	10,400	10,400
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series A, 0.75% (Liquidity Facility Bank of America NA), VRDN (c)	1,200	1,200
Philadelphia School District Series 2008 D1, 0.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,195	5,195
		825,625
Puerto Rico - 0.0%
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 2.25%, tender 3/2/09 (c)	2,680	2,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev.:
(Care New England Health Sys. Proj.) Series 2008 B, 0.95%, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,145	$ 4,145
2.5% 2/12/09, CP	21,000	21,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (c)	19,785	19,785
Rhode Island Hsg. & Mtg. Fin. Corp. (Homeownership Opportunity Prog.) Series 95 C, 0.95% (Liquidity Facility Bank of America NA), VRDN (c)(f)	25,000	25,000
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.97%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.97%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.97%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		111,930
South Carolina - 1.0%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 1.53% (Liquidity Facility Bank of America NA) (c)(h)	14,650	14,650
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) Series 1997, 1.1%, VRDN (c)(f)	19,000	19,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.08%, VRDN (c)(f)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,650	7,650
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 1.15%, LOC Bank of America NA, VRDN (c)(f)	11,075	11,075
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.35%, VRDN (c)	2,600	2,600
Richland County School District #1 Bonds 4% 3/2/09	6,500	6,522
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1.05%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	1,300	1,300
(Carolina Piedmont Foundation Proj.) 1%, LOC Bank of America NA, VRDN (c)	5,635	5,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Keys Printing Co. Proj.) 1.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 500	$ 500
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 1.2%, LOC Bank of America NA, VRDN (c)(f)	18,200	18,200
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11426, 1.38% (Liquidity Facility Citibank NA) (c)(h)	33,000	33,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.95%, LOC Bank of America NA, VRDN (c)	22,235	22,235
Series 2003 B2, 0.8%, LOC Branch Banking & Trust Co., VRDN (c)	38,875	38,875
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.7% tender 2/2/09, CP mode	27,800	27,800
York County School District #4 BAN Series 2008 A, 2.5% 10/1/09	26,400	26,685
		243,827
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series Putters 1415, 1.18% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,300	7,300
Series ROC II R 13046, 1.14% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	28,620	28,620
Series ROC II R 13081, 1.14% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	31,750	31,750
(Harmony Heights Proj.) Series 2001, 1.13%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
(Homeownership Mtg. Proj.) Series 2003 F, 1.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,000	10,000
		84,170
Tennessee - 1.9%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.9%, LOC Bank of America NA, VRDN (c)	31,430	31,430
Series 2004, 0.9%, LOC Bank of America NA, VRDN (c)	16,565	16,565
Series 2005, 0.9%, LOC Bank of America NA, VRDN (c)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2008, 0.9%, LOC Bank of America NA, VRDN (c)	$ 78,450	$ 78,450
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.2%, LOC Bank of America NA, VRDN (c)(f)	17,000	17,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 1%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Series 2008 B, 0.95%, LOC Landesbank Baden-Wuert, VRDN (c)	4,000	4,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.7%, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.1%, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.98%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.9%, LOC Bank of America NA, VRDN (c)	12,000	12,000
Series 2004, 0.9%, LOC Bank of America NA, VRDN (c)	29,225	29,225
Series 2006, 0.9%, LOC Bank of America NA, VRDN (c)	7,400	7,400
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.3%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	67,475	67,475
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. 1.75% 12/10/08, CP	7,625	7,625
Nashville Metropolitan Govt. & Davidson County Gen. Oblig. Series A:
1.6% 12/11/08, CP	17,000	17,000
3% 2/12/09, CP	15,000	15,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Shelby County Gen. Oblig. Series 2004 B, 0.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,880	9,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 1.03%, LOC Bank of America NA, VRDN (c)	$ 14,450	$ 14,450
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	28,810	28,810
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,095	2,095
Series Merlots C51, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	16,765	16,765
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.25%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		482,670
Texas - 15.3%
Austin Util. Sys. Rev. Series A:
0.95% 12/4/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
1.1% 12/5/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 1%, LOC Citibank NA, VRDN (c)(f)	79,800	79,800
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev.:
(Dow Chemical Co. Proj.) Series A2, 1.3%, VRDN (c)(f)	20,000	20,000
(Merey Sweeny LP Proj.) Series 2002 A, 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,000	6,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.83% tender 12/10/08, CP mode	12,000	12,000
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.25%, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Calhoun County Naviation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.99%, LOC Bank of America NA, VRDN (c)(f)	29,300	29,300
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.2%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2007 A, 1.2%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	43,500	43,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	$ 6,000	$ 6,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.98%, LOC Citibank NA, VRDN (c)(f)	14,300	14,300
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	7,605	7,605
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series 2004 A1, 3.5% 11/1/09 (f)	2,000	2,018
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	7,580	7,580
Dallas Independent School District TAN 3% 2/13/09	28,100	28,160
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.):
Series 2008 A, 0.9%, LOC Bank of America NA, VRDN (c)	35,000	35,000
Series 2008 B, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	11,225	11,225
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.8% (United Parcel Svc. of America Guaranteed), VRDN (c)(f)	24,000	24,000
Denton Independent School District Participating VRDN Series Putters 2603, 1.06% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,395	7,395
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.5%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 1% (Liquidity Facility Societe Generale) (c)(h)	4,000	4,000
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	300	300
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Bonds Series 1993 B, 2.125%, tender 6/1/09, LOC State Street Bank & Trust Co., Boston (c)(f)	15,000	15,000
Series 1992 B, 1.1%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	30,200	30,200
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 1.1%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	10,400	10,400
Gulf Coast Indl. Dev. Auth. 1.18%, LOC Wells Fargo Bank NA, VRDN (c)	5,280	5,280
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.1%, VRDN (c)(f)	36,100	36,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 1.1%, VRDN (c)(f)	$ 23,000	$ 23,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.):
Series 2004, 1.1% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	15,000	15,000
Series 2005, 1.1% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	19,000	19,000
(Amoco Oil Co. Proj.):
Series 1997, 1.1%, VRDN (c)(f)	9,500	9,500
Series 1998, 1.1%, VRDN (c)(f)	22,500	22,500
Series 2001, 1.1%, VRDN (c)(f)	22,700	22,700
(BP Amoco Chemical Co. Proj.):
Series 2003, 1.1%, VRDN (c)(f)	16,400	16,400
Series B, 1.1%, VRDN (c)(f)	17,100	17,100
(BP Prods. North America, Inc. Proj.):
1.1% (BP PLC Guaranteed), VRDN (c)(f)	24,900	24,900
1.1%, VRDN (c)(f)	24,900	24,900
1.1%, VRDN (c)(f)	16,600	16,600
(BP Products North America, Inc. Proj.) Series 2007, 1.1%, VRDN (c)(f)	80,000	80,000
(Exxon Mobil Corp. Proj.) Series 2003, 1.05%, VRDN (c)(f)	18,300	18,300
(Exxon Mobil Proj.):
Series 2000, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (c)(f)	25,000	25,000
1.05% (Exxon Mobil Corp. Guaranteed), VRDN (c)(f)	23,900	23,900
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 1.1%, VRDN (c)(f)	25,000	25,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.1%, VRDN (c)(f)	10,900	10,900
Series 1994, 1.1%, VRDN (c)(f)	37,540	37,540
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.):
Series 1994, 0.95%, VRDN (c)(f)	15,900	15,900
Series 1995, 1.35% (BP PLC Guaranteed), VRDN (c)(f)	39,000	39,000
(Republic Waste Svcs. of Texas, Ltd. Proj.) Series 2004, 1.2%, LOC Bank of America NA, VRDN (c)(f)	6,500	6,500
(Waste Mgmt., Inc. Proj.) Series A, 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Harlandale Independent School District Participating VRDN Series SGA 100, 1.03% (Liquidity Facility Societe Generale) (c)(h)	7,480	7,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 1%, LOC JPMorgan Chase Bank, VRDN (c)	$ 7,500	$ 7,500
(YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)	35,200	35,200
Series 2008 C, 0.85%, LOC Bank of America NA, VRDN (c)	9,500	9,500
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)	5,875	5,875
Harris County Flood Cont. District Participating VRDN:
Series Putters 2542, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	985	985
Series ROC II R 11313, 1.06% (Liquidity Facility Citibank NA) (c)(h)	21,575	21,575
Harris County Gen. Oblig.:
Participating VRDN:
Series Putters 1172Z, 1.13% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,990	6,990
Series ROC II R 718 PB, 1.43% (Liquidity Facility Deutsche Postbank AG) (c)(h)	8,440	8,440
TAN Series 2008, 3% 2/26/09	25,200	25,262
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.9%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Series 2007 B, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Series 2008 C, 0.95%, LOC Commerzbank AG, VRDN (c)	19,100	19,100
Harris County Health Facilities Dev. Corp. Rev. (Seven Acres Jewish Sr. Care Svcs. Proj.) Series 2004, 1.08%, LOC JPMorgan Chase Bank, VRDN (c)	18,605	18,605
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.05%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Louetta Village Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	12,340	12,340
(Primrose at Bammel Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Wellington Park Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	$ 13,350	$ 13,350
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 1.35%, VRDN (c)(f)	12,300	12,300
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev.:
(Deer Park Refining Ltd. Partnership Proj.) Series 2008, 1%, VRDN (c)(f)	94,000	94,000
(Exxon Proj.) 0.7%, VRDN (c)(f)	22,000	22,000
Houston Arpt. Sys. Rev.:
Participating VRDN 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	9,425	9,425
Series A, 1.75% 12/2/08, LOC Dexia Cr. Local de France, CP (f)	43,000	43,000
Houston Gen. Oblig. Series E1, 0.9% 12/5/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	16,550	16,550
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2006 A, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	11,315	11,315
Series 2006 B, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	19,305	19,305
Series 2008 A, 1.15%, VRDN (c)	18,230	18,230
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.98%, LOC Citibank NA, VRDN (c)(f)	9,900	9,900
(Little Nell Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	13,500	13,500
(Mayfair Park Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
Houston Independent School District Bonds Series A, 0% 2/15/15 (Pre-Refunded to 2/15/09 @ 73.276) (g)	26,000	19,212
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 1.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,200	4,200
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 07 0086, 1.64% (Liquidity Facility Citibank NA) (c)(h)	15,350	15,350
Series ROC II R 11133, 1.16% (Liquidity Facility Citibank NA) (c)(h)	15,225	15,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 A:
1.75% 12/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 42,800	$ 42,800
2% 12/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	51,300	51,300
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.4%, VRDN (c)(f)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	3,230	3,230
Lower Colorado River Auth. Rev. Series A:
0.9% 12/8/08 (Liquidity Facility JPMorgan Chase Bank), CP	22,450	22,450
0.95% 12/18/08 (Liquidity Facility JPMorgan Chase Bank), CP	22,250	22,250
1.35% 12/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	34,100	34,100
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (c)(f)	25,100	25,100
Series 2001 B2, 1.35% (Exxon Mobil Corp. Guaranteed), VRDN (c)(f)	27,780	27,780
(Onyx Envir. Svcs. Proj.) Series 2003, 1.2%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129. 1.03% (Liquidity Facility Societe Generale) (c)(h)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 1.6%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 1.32%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 1.2%, LOC Bank of America NA, VRDN (c)(f)	36,000	36,000
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.98%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 1.2%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Higher Ed. Auth. Student Ln. Rev.: - continued
Series 2007 A, 1.2%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	$ 5,500	$ 5,500
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.5%, VRDN (c)(f)	94,790	94,790
1.4%, VRDN (c)(f)	13,000	13,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 1.4% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	8,300	8,300
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1998, 1.1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	13,000	13,000
Series 2006, 1.1%, LOC JPMorgan Chase Bank, VRDN (c)(f)	46,400	46,400
Series 2007, 1.1%, LOC BNP Paribas SA, VRDN (c)(f)	44,000	44,000
Series 2008, 1.1%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	50,000	50,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
1.35%, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
1.35%, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 1.03% (Liquidity Facility Societe Generale) (c)(h)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	8,330	8,330
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	5,385	5,385
Series 2003, 1% (Liquidity Facility Bank of America NA), VRDN (c)	675	675
Series A, 1.3% 2/27/09, CP	5,500	5,500
San Antonio Gen. Oblig. Series A, 1.7% 1/15/09, LOC Bank of America NA, CP	5,000	5,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.25%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
San Antonio Wtr. Sys. Rev.:
Series 2001 A, 0.9% 1/22/09, CP	10,000	10,000
Series 2001, 1.75% 1/15/09, CP	18,500	18,500
San Jacinto Cmnty. College District Bonds 3.5% 2/15/09	9,165	9,199
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2006, 1% (Liquidity Facility Bank of New York, New York), VRDN (c)	21,948	21,948
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Independent School District Participating VRDN Series DB 603, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	$ 3,825	$ 3,825
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 1.1%, LOC JPMorgan Chase Bank, VRDN (c)	59,800	59,800
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 2, 0.7%, LOC JPMorgan Chase Bank, VRDN (c)	10,395	10,395
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series BA 08 1201, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	5,790	5,790
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	3,900	3,900
(Chisholm Trail Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
(Pinnacle Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	7,365	7,365
(Post Oak East Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(Residences at Sunset Pointe Proj.) 1.25%, LOC Bank of America NA, VRDN (c)(f)	15,000	15,000
(Windshire Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.93% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,300	3,300
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 1.13% (Liquidity Facility Wells Fargo & Co.) (c)(f)(h)	12,120	12,120
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A:
0.9% 12/3/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	20,000	20,000
1% 1/7/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	25,000	25,000
1.25% 1/8/09, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	35,000	35,000
Texas Gen. Oblig.:
Bonds:
(College Student Ln. Prog.):
Series 2003:
2.2%, tender 2/1/09 (c)(f)	51,160	51,160
2.2%, tender 7/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	35,630	35,630
2.2%, tender 7/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	75,000	75,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Bonds:
(College Student Ln. Prog.):
Series 2004:
2%, tender 12/1/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 14,925	$ 14,925
2%, tender 12/1/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
2%, tender 12/1/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
2%, tender 12/1/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
2%, tender 12/1/08 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Series 2002, 5.5% 10/1/09	4,750	4,924
Participating VRDN:
Series BA 1053, 0.93% (Liquidity Facility Bank of America NA) (c)(h)	3,190	3,190
Series DB 448, 0.91% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	3,405	3,405
Series EGL 03 26 Class A, 1.07% (Liquidity Facility Citibank NA) (c)(h)	2,410	2,410
Series EGL 06 0125, 1.07% (Liquidity Facility Citibank NA) (c)(h)	9,040	9,040
Series EGL 07 139, 1.06% (Liquidity Facility Citibank NA) (c)(h)	8,685	8,685
Series EGL 07 90, 1.05% (Liquidity Facility Citibank NA) (c)(h)	25,000	25,000
Series Putters 2618, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,520	4,520
Series Putters 2492, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	20,000	20,000
Series Putters 3213, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	10,210	10,210
Series ROC II R 11087, 1.14% (Liquidity Facility Citibank NA) (c)(f)(h)	15,685	15,685
Series ROC II R 11157, 1.06% (Liquidity Facility Citibank NA) (c)(h)	3,165	3,165
(Veterans' Land Proj.) Series A, 1.05%, VRDN (c)(f)	28,835	28,835
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
1.05%, VRDN (c)(f)	7,700	7,700
1.05%, VRDN (c)(f)	11,650	11,650
Fund II Series 2005 B, 1% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	40,600	40,600
TRAN Series 2008, 3% 8/28/09	535,000	540,014
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. Bonds Series 2003 C2, 0.6% tender 12/4/08 (Liquidity Facility Texas Gen. Oblig.), CP mode	$ 15,000	$ 15,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 2563, 1.03% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,330	3,330
Series ROC II R 11273, 1.06% (Liquidity Facility Citibank NA) (c)(h)	19,000	19,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.85%, LOC Bank of Scotland PLC, VRDN (c)	20,000	20,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	6,700	6,700
Univ. of Houston Univ. Revs. Participating VRDN Series Putters 3065, 1.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	4,305	4,305
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A:
0.5% 1/12/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	26,500	26,500
1.65% 2/6/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	24,000	24,000
Series 2008 B:
0.4% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	59,935	59,935
0.4% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	68,600	68,600
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A:
0.4%, VRDN (c)	21,500	21,500
0.65%, VRDN (c)	19,370	19,370
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.1%, VRDN (c)(f)	24,400	24,400
		3,937,802
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.05%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A, 5.25% 7/1/09	15,990	16,301
Series 1997 B3, 1.1% 2/12/09 (Liquidity Facility Bank of Nova Scotia), CP	37,100	37,100
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 B, 0.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	16,190	16,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.): - continued
Series A, 0.85% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 15,700	$ 15,700
Salt Lake City Sales Tax Rev. 1% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	10,195	10,195
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
		113,971
Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
Bonds (Middlebury College Proj.) Series 1988 A, 1.75%, tender 11/3/09 (c)	8,100	8,100
(Norwich Univ. Proj.) Series 2008, 0.6%, LOC RBS Citizens NA, VRDN (c)	12,200	12,200
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.2%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	14,800	14,800
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2008 C1, 0.9%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	58,700	58,700
Series 2008 C2, 0.98%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	91,700	91,700
		185,500
Virginia - 2.0%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	24,000	24,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 1.1%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,450	14,450
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.5%, LOC Harris NA, VRDN (c)(f)	1,450	1,450
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 B, 0.88%, LOC Banco Espirito Santo SA (BES), VRDN (c)(f)	35,000	35,000
Series 2008 C, 0.88%, LOC Nat'l. Australia Bank Ltd., VRDN (c)(f)	70,000	70,000
Series 2008 D, 0.85%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)(f)	40,000	40,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 7,000	$ 7,000
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.5% (Liquidity Facility Bank of America NA), VRDN (c)	10,575	10,575
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 A1, 1.6%, tender 4/20/09 (c)	35,130	35,130
Farmville Indl. Dev. Auth. Edl. Facilities Rev. (Longwood Student Hsg. Proj.) Series 2007, 0.95% (Assured Guaranty Corp. Insured), VRDN (c)	1,000	1,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
2% tender 2/4/09, CP mode (f)	3,200	3,200
3.25% tender 2/4/09, CP mode (f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 1.45%, LOC Fannie Mae, VRDN (c)(f)	4,737	4,737
Hampton Roads Sanitation District Wastewtr. Rev. Participating VRDN Series BBT 08 35, 0.8% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	7,730	7,730
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
3.2% tender 12/1/08, CP mode	4,000	4,000
3.2% tender 12/1/08, CP mode	3,400	3,400
3.2% tender 12/1/08, CP mode	4,000	4,000
3.2% tender 12/1/08, CP mode	3,600	3,600
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 1.05%, LOC Landesbank Baden-Wuert, VRDN (c)	11,270	11,270
Series 2008 D2, 0.77%, LOC Bank of America NA, VRDN (c)	4,800	4,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.93% tender 2/5/09, CP mode	11,200	11,200
Richmond Gen. Oblig. 0.8% 12/18/08 (Liquidity Facility Bank of America NA), CP	8,000	8,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.98%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Univ. of Virginia Gen. Rev.:
Participating VRDN Series EGL 06 17 Class A, 1.07% (Liquidity Facility Citibank NA) (c)(h)	12,200	12,200
Series 2003 A, 2.35% 1/9/09, CP	4,950	4,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3276, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	$ 11,000	$ 11,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 1.08%, LOC Branch Banking & Trust Co., VRDN (c)	19,340	19,340
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.:
Bonds Series 2007 C, 3.75% 1/1/09 (f)	2,150	2,152
Participating VRDN:
Series BA 1046, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	36,960	36,960
Series BA 1047, 1.21% (Liquidity Facility Bank of America NA) (c)(f)(h)	22,080	22,080
Series Merlots 06 07, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,875	7,875
Series Merlots 07 C42, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	8,300	8,300
Series Putters 2468, 1.18% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	12,205	12,205
Series Putters 2904Z, 1.23% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	10,995	10,995
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series PT 4634, 1.06% (Liquidity Facility Deutsche Postbank AG) (c)(h)	12,010	12,010
Series ROC II R 11010, 1.06% (Liquidity Facility Citibank NA) (c)(h)	5,415	5,415
Virginia State Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 1.2% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	10,075	10,075
		500,099
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 1.78% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,280	8,280
Energy Northwest Elec. Rev.:
Bonds (#1 Proj.) Series 2006 A, 5% 7/1/09	16,690	16,977
Participating VRDN:
Series Putters 256, 1.48% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,800	2,800
Series ROC II R 152, 1.23% (Liquidity Facility Citibank NA) (c)(h)	6,695	6,695
Everett Indl. Dev. Corp. Exempt Facilities Rev. 1.7%, VRDN (c)(f)	12,800	12,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig.:
Participating VRDN Series DB 598, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	$ 3,550	$ 3,550
BAN 3% 3/1/09	26,755	26,824
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	11,470	11,470
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.95%, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port Bellingham Ind. Dev. Corp. Ind. Rev. (Sauder Woodcraft Corp. Proj.) 1.2%, LOC Bank of America NA, VRDN (c)(f)	590	590
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 1.1%, VRDN (c)(f)	15,300	15,300
(BP West Coast Products LLC Proj.) Series 2003, 1.1%, VRDN (c)(f)	1,700	1,700
Port of Seattle Gen. Oblig. Series 2002 A2, 1.78% 2/4/09, LOC Bayerische Landesbank Girozentrale, CP	3,030	3,030
Port of Seattle Rev.:
Bonds:
Series 2000 B, 6% 2/1/09 (f)	7,360	7,411
Series 2001 B, 5.5% 4/1/09 (f)	5,500	5,574
Participating VRDN:
Series Putters 2020, 1.63% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,485	7,485
Series Putters 2553Z, 1.63% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,135	5,135
Series 2001 B1, 1.53% 12/2/08, LOC Bank of America NA, CP (f)	23,390	23,390
Series 2008, 1.15%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	190,715	190,715
Series B1, 1.83% 2/5/09, LOC Bank of America NA, CP (f)	14,450	14,450
Port of Tacoma Rev.:
Series 2008 B, 1.6%, LOC Bank of America NA, VRDN (c)(f)	94,300	94,300
Series 2008, 1%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	67,080	67,080
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 0.95%, LOC Bank of America NA, VRDN (c)	11,650	11,650
Seattle Wtr. Sys. Rev.:
Bonds 4% 8/1/09	7,615	7,751
Participating VRDN Series ROC II R 11144, 1.23% (Liquidity Facility Citibank NA) (b)(c)(h)	11,780	11,780
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 1.25%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 17,895	$ 17,895
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.25%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
1.2%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	9,000	9,000
Series E, 1.2%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Washington Gen. Oblig.:
Bonds Series 1999 B, 5% 1/1/09	8,015	8,034
Participating VRDN:
Series DB 599, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	4,950	4,950
Series DB 606, 0.88% (Liquidity Facility Deutsche Bank AG) (c)(h)	6,155	6,155
Series Piper 05 B, 1.2% (Liquidity Facility Bank of New York, New York) (c)(h)	10,145	10,145
Series ROC II R 11308, 1.08% (Liquidity Facility Citibank NA) (c)(h)	9,145	9,145
Series VR 96 A, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	45,000	45,000
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.8%, LOC Bank of America NA, VRDN (c)	5,675	5,675
Washington Hsg. Fin. Commission Participating VRDN Series Putters 1335, 1.28% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,575	3,575
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 1.22%, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.98%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,550	4,550
(Crestview Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 1.05%, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.98%, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Gardens Univ. Village Apt. Proj.) Series A, 0.98%, LOC Bank of America NA, VRDN (c)(f)	$ 53,900	$ 53,900
(Highland Park Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(New Haven Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	14,630	14,630
(Pinehurst Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 1.2%, LOC Bank of America NA, VRDN (c)(f)	9,880	9,880
(Silver Creek Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(Terrace Sr. Apts. Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	8,520	8,520
(The Cambridge Apts. Proj.) Series 2005 A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	10,120	10,120
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
(Vintage Mount Vernon Proj.) Series A, 1.05%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Emerald Heights Proj.) Series 2003, 1.25%, LOC Bank of America NA, VRDN (c)	20,010	20,010
(Mirabella Proj.) Series A, 2%, LOC HSH Nordbank AG, VRDN (c)	31,600	31,600
		1,043,346
West Virginia - 1.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.98% tender 2/5/09, CP mode (f)	7,400	7,400
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.95%, LOC Deutsche Bank AG, VRDN (c)(f)	9,230	9,230
Series 1990 B, 0.95%, LOC Deutsche Bank AG, VRDN (c)(f)	10,600	10,600
Series 1990 C, 0.95%, LOC Deutsche Bank AG, VRDN (c)(f)	900	900
Series 1990 D, 0.95%, LOC Deutsche Bank AG, VRDN (c)(f)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.9%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	$ 75,000	$ 75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.45%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	48,750	48,750
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.85%, LOC JPMorgan Chase Bank, VRDN (c)	23,915	23,915
Series 2008 C, 0.9%, LOC Bank of America NA, VRDN (c)	58,225	58,225
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.):
1.85% tender 12/10/08, LOC Dexia Cr. Local de France, CP mode (f)	9,900	9,900
2.4% tender 12/1/08, LOC Dexia Cr. Local de France, CP mode (f)	8,000	8,000
		262,620
Wisconsin - 1.0%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 2.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	400	400
Milwaukee Gen. Oblig.:
Bonds 5% 3/15/09	13,325	13,442
RAN Series 2008 R5, 3% 12/15/08	41,800	41,818
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.95%, LOC Wells Fargo Bank NA, VRDN (c)	18,000	18,000
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.5%, LOC Harris NA, VRDN (c)(f)	2,100	2,100
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 2.9%, LOC Harris NA, VRDN (c)(f)	740	740
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,140	1,140
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.22%, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,260	1,260
Wisconsin Gen. Oblig.:
Bonds Series A, 5% 5/1/13 (Pre-Refunded to 5/1/09 @ 100) (g)	7,000	7,096
Participating VRDN Series Putters 2774, 1.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	10,425	10,425
Series 2008:
1.83% 12/11/08, CP	43,190	43,190
1.93% 12/9/08, CP	29,000	29,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Series 2003 B, 1.05% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 34,080	$ 34,080
Series 2004 E, 1.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	29,260	29,260
Series 2005 C:
1.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	7,340	7,340
1.05% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	12,000	12,000
		251,291
Wyoming - 0.3%
Lincoln County Poll. Cont. Rev.:
(Exxon Corp. Proj.):
Series 1987 A, 0.7%, VRDN (c)(f)	7,960	7,960
Series 1987 C, 2.27%, VRDN (c)(f)	6,000	6,000
Series 1997 B, 0.7%, VRDN (c)(f)	17,500	17,500
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 1.35%, VRDN (c)(f)	11,500	11,500
Series 1987 B, 1.35%, VRDN (c)(f)	7,780	7,780
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.8%, VRDN (c)	33,000	33,000
		83,740
	Shares
Other - 3.0%
Fidelity Municipal Cash Central Fund, 1.04% (d)(e)	766,468,134	766,468
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $24,779,654)		24,779,654
NET OTHER ASSETS - 3.5%		902,468
NET ASSETS - 100%		$ 25,682,122
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,230,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 1.15%, LOC U.S. Bank NA, Minnesota, VRDN	11/13/08	$ 10,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 6,059
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,779,654	$ -	$ 24,779,654	$ -
Income Tax Information
At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $24,779,654,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009